Portfolio of investments—September 30, 2023 (unaudited)
Portfolio of investments

	Principal	Value
Closed-end fund obligations: 0.15%
Other: 0.15%
Nuveen Quality Municipal Income Fund Series 1-2118 (30 shares) 4.08%144Aø	$3,000,000	$3,000,000
Total closed-end fund obligations (Cost $3,000,000)		3,000,000

	Interest rate	Maturity date
Municipal obligations: 98.88%
Alabama: 3.58%
Housing revenue: 0.50%
Alabama HFA South Oak Residences LP Series Aøø	1.25%	12-1-2025	10,000,000	9,595,372
Industrial development revenue: 0.18%
Selma Industrial Development Board International Paper Co. Series Aøø	2.00	11-1-2033	3,675,000	3,590,087
Utilities revenue: 2.90%
Black Belt Energy Gas District Project No. 6 Series Bøø	4.00	10-1-2052	6,500,000	6,317,869
Black Belt Energy Gas District Series Aøø	4.00	12-1-2048	2,000,000	1,999,980
Black Belt Energy Gas District Series Cøø	5.25	2-1-2053	7,800,000	7,915,105
Lower Alabama Gas District øø	4.00	12-1-2050	8,660,000	8,489,096
Southeast Alabama Gas Supply District Project No. 2 Series Aøø	4.00	6-1-2049	12,150,000	12,069,870
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25	1-1-2054	11,000,000	11,071,387
Southeast Energy Authority A Cooperative District Project No. 6 Series B-1 (Royal Bank of Canada LIQ)øø	5.00	1-1-2054	5,000,000	5,050,436
Tender Option Bond Trust Receipts/Certificates Series 2022- XF3073 (Morgan Stanley Bank LIQ)144Aø	4.33	2-1-2053	3,000,000	3,000,000
				55,913,743
				69,099,202
Alaska: 0.28%
Health revenue: 0.28%
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2027	1,455,000	1,481,295
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2028	1,530,000	1,567,017
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2029	2,220,000	2,281,986
				5,330,298
Arizona: 1.91%
Education revenue: 0.65%
Arizona IDA Arizona Agribusiness & Equine Center, Inc. Series B144A	4.00	3-1-2027	810,000	771,918
Arizona IDA Kipp NYC Public Charter Schools Series B	4.00	7-1-2034	230,000	214,546
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2029	160,000	162,233
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2030	190,000	192,432
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2031	200,000	202,393
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund  | 1

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00%	7-1-2032	$210,000	$212,342
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2033	220,000	222,269
Arizona IDA Leman Academy of Excellence Obligated Group Series A144A	4.50	7-1-2029	765,000	733,146
IDA of the County of Pima American Leadership Academy, Inc. 144A	4.60	6-15-2025	425,000	419,516
IDA of the County of Pima American Leadership Academy, Inc. Series 2022144A	4.00	6-15-2024	2,140,000	2,119,118
IDA of the County of Pima American Leadership Academy, Inc. Series 2022144A	4.00	6-15-2026	2,585,000	2,499,433
IDA of the County of Pima American Leadership Academy, Inc. Series 2022144A	4.00	6-15-2028	2,785,000	2,649,281
IDA of the County of Pima Edkey, Inc. Obligated Group 144A	3.50	7-1-2025	1,345,000	1,297,724
IDA of the County of Pima Noah Webster Schools-Mesa Series A	5.50	12-15-2023	215,000	215,221
University of Arizona Series C	5.00	8-1-2025	600,000	613,043
				12,524,615
Health revenue: 0.19%
Maricopa County IDA Christian Care Surprise, Inc. 144A	5.00	1-1-2026	2,630,000	2,451,667
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2023	215,000	214,567
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2024	220,000	216,953
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2025	270,000	262,959
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2026	245,000	235,551
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2027	350,000	332,060
				3,713,757
Housing revenue: 0.25%
Arizona IDA State of Nebraska Department of Transportation	5.00	2-1-2027	1,255,000	1,301,354
Arizona IDA State of Nebraska Department of Transportation	5.00	5-1-2027	1,125,000	1,170,651
Arizona IDA State of Nebraska Department of Transportation	5.00	8-1-2027	1,205,000	1,258,429
Arizona IDA State of Nebraska Department of Transportation	5.00	11-1-2027	1,000,000	1,047,985
				4,778,419
Industrial development revenue: 0.60%
Chandler IDA Intel Corp. AMTøø	5.00	6-1-2049	11,645,000	11,655,426
Miscellaneous revenue: 0.22%
Navajo Nation Series A144A	5.00	12-1-2025	4,110,000	4,138,758
				36,810,975
Arkansas: 0.02%
Tax revenue: 0.02%
City of Bentonville Sales & Use Tax Revenue Series B	1.05	11-1-2046	100,000	98,889
City of Cabot Sales & Use Tax Revenue Series B	4.00	12-1-2029	230,000	231,862
City of Cabot Sales & Use Tax Revenue Series B	4.00	12-1-2030	125,000	125,549
				456,300
See accompanying notes to portfolio of investments
2 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
California: 2.95%
Airport revenue: 0.01%
Port of Oakland Series H AMT	5.00%	5-1-2024	$225,000	$226,522
Education revenue: 0.03%
California Municipal Finance Authority Nova Academy Series A144A	4.00	6-15-2026	400,000	387,540
California School Finance Authority Rocketship Education Obligated Group Series A144A	4.50	6-1-2027	250,000	245,604
				633,144
Health revenue: 1.03%
California HFFA Kaiser Foundation Hospitals Series A-2	4.00	11-1-2044	6,000,000	5,581,225
California PFA Henry Mayo Newhall Hospital Obligated Group Series A	4.00	10-15-2026	415,000	404,708
California PFA Henry Mayo Newhall Hospital Obligated Group Series A	4.00	10-15-2027	400,000	388,358
California PFA Kendal at Sonoma Obligated Group Series A144A	5.00	11-15-2036	2,000,000	1,870,021
California PFA Kendal at Sonoma Obligated Group Series B-2144A	2.38	11-15-2028	1,000,000	949,049
California Statewide CDA CommonSpirit Health Obligated Group Series D (AGM Insured)€	4.88	7-1-2041	5,625,000	5,625,000
California Statewide CDA CommonSpirit Health Obligated Group Series E (AGM Insured)€	4.88	7-1-2040	5,050,000	5,050,000
				19,868,361
Housing revenue: 0.19%
California Housing Finance Agency Class A Series 2	4.00	3-20-2033	1,409,058	1,340,522
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	5.00	5-15-2024	500,000	501,775
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	5.00	5-15-2025	400,000	404,054
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	5.00	5-15-2026	400,000	407,091
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	5.00	5-15-2027	500,000	513,326
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	5.00	5-15-2028	400,000	414,045
				3,580,813
Miscellaneous revenue: 0.03%
Independent Cities Finance Authority City of Compton Sales Tax Revenue (AGM Insured)144A	4.00	6-1-2024	310,000	308,647
Independent Cities Finance Authority City of Compton Sales Tax Revenue (AGM Insured)144A	4.00	6-1-2026	350,000	346,718
				655,365
Tax revenue: 0.07%
Riverside County PFA Project Area No. 1 Series A (BAM Insured)	5.00	10-1-2026	1,250,000	1,276,765
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund  | 3

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.81%
Bay Area Toll Authority Series C (SIFMA Municipal Swap+0.45%)±	4.43%	4-1-2056	$2,000,000	$1,955,856
Bay Area Toll Authority Series D (SIFMA Municipal Swap+0.30%)±	4.28	4-1-2056	14,000,000	13,689,116
				15,644,972
Utilities revenue: 0.78%
California Community Choice Financing Authority Series Cøø	5.25	1-1-2054	15,000,000	14,964,621
				56,850,563
Colorado: 1.15%
Airport revenue: 0.27%
City & County of Denver Airport System Revenue Series A AMT	5.00	12-1-2030	5,000,000	5,208,044
Education revenue: 0.02%
Colorado ECFA New Summit Academy Series A144A	4.00	7-1-2031	310,000	286,326
GO revenue: 0.17%
Aviation Station North Metropolitan District No. 2 Series A	4.00	12-1-2029	499,000	458,093
Grand River Hospital District (AGM Insured)	5.00	12-1-2025	1,000,000	1,014,356
Mirabelle Metropolitan District No. 2 Series A	5.00	12-1-2039	700,000	636,586
Peak Metropolitan District No. 1 Series A144A	4.00	12-1-2035	500,000	402,544
Sterling Ranch Community Authority Board Sterling Ranch Colorado Metropolitan District No. 2 Series A	3.38	12-1-2030	416,000	363,782
Thompson Crossing Metropolitan District No. 4	3.50	12-1-2029	515,000	445,180
				3,320,541
Health revenue: 0.28%
Colorado Health Facilities Authority AdventHealth Obligated Group Series A	4.00	11-15-2043	6,000,000	5,402,159
Miscellaneous revenue: 0.36%
Colorado Bridge Enterprise High Performance Transportation Enterprise AMT	4.00	12-31-2024	1,610,000	1,593,877
State of Colorado COP Series N	4.00	3-15-2043	6,000,000	5,409,078
				7,002,955
Tax revenue: 0.01%
Pueblo Urban Renewal Authority Evraz Project Series B CAB144A¤	0.00	12-1-2025	200,000	161,450
Transportation revenue: 0.04%
E-470 Public Highway Authority Series A	5.00	9-1-2040	800,000	802,166
				22,183,641
Connecticut: 1.82%
Education revenue: 0.28%
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2026	575,000	567,863
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2027	430,000	424,775
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2028	530,000	523,145
Connecticut State HEFA Yale University Series A-2øø	2.00	7-1-2042	1,500,000	1,398,604
See accompanying notes to portfolio of investments
4 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Connecticut State Higher Education Supplement Loan Authority Chelsea Loan Program Series B AMT	5.00%	11-15-2026	$940,000	$953,528
Connecticut State Higher Education Supplement Loan Authority Chelsea Loan Program Series B AMT	5.00	11-15-2027	500,000	513,557
Connecticut State Higher Education Supplement Loan Authority Chelsea Loan Program Series C	5.00	11-15-2025	480,000	492,637
Connecticut State Higher Education Supplement Loan Authority Chelsea Loan Program Series C	5.00	11-15-2026	385,000	400,933
Connecticut State Higher Education Supplement Loan Authority Chelsea Loan Program Series C	5.00	11-15-2027	125,000	130,173
				5,405,215
GO revenue: 0.23%
City of Bridgeport Series A	5.00	6-1-2026	1,220,000	1,248,894
City of Bridgeport Series A	5.00	6-1-2027	1,425,000	1,476,382
City of Bridgeport Series A	5.00	6-1-2028	1,605,000	1,682,793
				4,408,069
Health revenue: 0.41%
Connecticut State HEFA Hartford HealthCare Obligated Group Series B-2øø	5.00	7-1-2053	7,800,000	7,962,528
Tax revenue: 0.90%
State of Connecticut Special Tax Revenue Series A	5.00	8-1-2029	17,125,000	17,429,820
				35,205,632
Delaware: 0.03%
Education revenue: 0.03%
Delaware State EDA Odyssey Charter School Series A144A	6.25	9-1-2025	650,000	666,059
District of Columbia: 0.61%
Airport revenue: 0.31%
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2025	6,000,000	6,072,284
Education revenue: 0.10%
District of Columbia Latin American Montessori Bilingual Public Charter School Obligated Group	4.00	6-1-2030	1,000,000	933,109
District of Columbia Two Rivers Public Charter School, Inc.	3.00	6-1-2030	1,100,000	942,970
				1,876,079
Water & sewer revenue: 0.20%
District of Columbia Water & Sewer Authority Series Cøø	1.75	10-1-2054	4,000,000	3,881,850
				11,830,213
Florida: 4.15%
Airport revenue: 0.91%
County of Broward Port Facilities Revenue Series C	5.00	9-1-2027	2,330,000	2,433,197
County of Miami-Dade Aviation Revenue AMT	5.00	10-1-2029	11,000,000	10,992,124
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund  | 5

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
County of Miami-Dade Aviation Revenue AMT	5.00%	10-1-2030	$1,325,000	$1,323,681
County of Miami-Dade Seaport Department Series B AMT	6.00	10-1-2032	1,385,000	1,385,000
County of Miami-Dade Seaport Department Series B AMT	6.00	10-1-2033	1,500,000	1,500,000
				17,634,002
Education revenue: 0.54%
Capital Trust Agency, Inc. Imagine-Pasco County LLC Series A144A	3.00	12-15-2029	370,000	319,995
Capital Trust Agency, Inc. Renaissance Charter School, Inc. Series 2017 Obligated Group Series A144A	4.38	6-15-2027	790,000	763,626
Capital Trust Agency, Inc. Renaissance Charter School, Inc. Series 2019 Obligated Group Series A144A	4.00	6-15-2029	2,065,000	1,916,007
Florida Development Finance Corp. IDEA Florida, Inc. 144A	5.25	6-15-2029	2,200,000	2,132,456
Florida Development Finance Corp. Renaissance Charter School, Inc. Series 2020C/D Obligated Group Series C144A	4.00	9-15-2030	470,000	420,661
Florida Higher Educational Facilities Financial Authority Florida Institute of Technology, Inc.	5.00	10-1-2027	650,000	659,375
Florida Higher Educational Facilities Financial Authority Florida Institute of Technology, Inc.	5.00	10-1-2028	1,050,000	1,069,286
Florida Higher Educational Facilities Financial Authority Florida Institute of Technology, Inc.	5.00	10-1-2029	1,000,000	1,017,920
Miami-Dade County IDA Youth Co-Op, Inc. Series A144A	5.00	9-15-2025	250,000	246,579
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00	10-1-2029	420,000	401,538
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00	10-1-2030	870,000	823,754
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00	10-1-2031	660,000	619,047
				10,390,244
GO revenue: 0.59%
County of Miami-Dade Series A	4.00	7-1-2042	12,605,000	11,430,580
Health revenue: 0.18%
Lee Memorial Health System Obligated Group Series Bø	4.51	4-1-2049	2,000,000	2,000,000
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2029	225,000	206,124
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2030	200,000	181,127
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2031	205,000	183,529
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2036	1,000,000	822,543
				3,393,323
Housing revenue: 0.00%
Deutsche Bank Spears/Lifers Trust Series DBE-8055 (Deutsche Bank LOC, Deutsche Bank LIQ)144Aø	4.85	11-1-2058	14,975	14,975
See accompanying notes to portfolio of investments
6 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.20%
County of Escambia International Paper Co. Series Bøø	2.00%	11-1-2033	$825,000	$805,938
Florida Development Finance Corp. Waste Pro USA, Inc. AMT	3.00	6-1-2032	1,500,000	1,152,994
Florida Development Finance Corp. Waste Pro USA, Inc. AMT144A	5.00	5-1-2029	2,000,000	1,864,940
				3,823,872
Miscellaneous revenue: 0.24%
Capital Trust Agency, Inc. Marie Selby Botanical Gardens, Inc. 144A	4.00	6-15-2024	1,000,000	990,309
Capital Trust Agency, Inc. Marie Selby Botanical Gardens, Inc. 144A	4.00	6-15-2025	350,000	341,511
County of Pasco State of Florida Cigarette Tax Revenue Series A (AGM Insured)	5.25	9-1-2036	600,000	644,772
County of Pasco State of Florida Cigarette Tax Revenue Series A (AGM Insured)	5.50	9-1-2038	725,000	779,954
Pinellas County IDA Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.	5.00	7-1-2029	710,000	711,519
Village Community Development District No. 13 Phase I Series 2019 Special Assessment	2.63	5-1-2024	125,000	123,550
Village Community Development District No. 15 144A	4.38	5-1-2033	1,000,000	972,126
				4,563,741
Resource recovery revenue: 0.24%
Florida Development Finance Corp. Waste Pro USA, Inc. AMT144A	5.25	8-1-2029	5,000,000	4,709,554
Transportation revenue: 0.13%
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2027	950,000	975,345
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2029	450,000	467,713
Miami-Dade County Expressway Authority Series 2016-ZF2385 (AGM Insured) (Citibank N.A. LIQ)144Aø	4.06	7-1-2035	1,050,000	1,050,000
				2,493,058
Water & sewer revenue: 1.12%
Charlotte County IDA MSKP Town & Country Utility LLC Series A AMT144A	4.00	10-1-2041	1,250,000	995,648
North Sumter County Utility Dependent District (AGM Insured)	5.00	10-1-2029	1,055,000	1,128,486
North Sumter County Utility Dependent District (AGM Insured)	5.00	10-1-2030	1,760,000	1,900,205
North Sumter County Utility Dependent District (AGM Insured)	5.00	10-1-2031	1,980,000	2,153,983
North Sumter County Utility Dependent District (AGM Insured)	5.00	10-1-2032	2,080,000	2,255,061
Tohopekaliga Water Authority 144A	5.00	10-1-2025	12,000,000	12,305,956
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2041	900,000	922,467
				21,661,806
				80,115,155
Georgia: 5.50%
Health revenue: 0.16%
Fulton County Residential Care Facilities for the Elderly Authority All Saints-St. Luke’s Episcopal Home for the Retired Obligated Group Series B144A	2.25	10-1-2028	3,665,000	3,080,781
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund  | 7

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.17%
George L Smith II Congress Center Authority Signia Hotel Management LLC Series B144A	3.63%	1-1-2031	$2,000,000	$1,684,420
George L Smith II Congress Center Authority Signia Hotel Management LLC Series B144A	5.00	1-1-2036	1,750,000	1,561,173
				3,245,593
Miscellaneous revenue: 0.17%
Brookhaven Urban Redevelopment Agency Special Service Tax District Series A	4.00	7-1-2042	3,455,000	3,212,228
Transportation revenue: 0.03%
Georgia State Road & Tollway Authority Express Lanes Project Series A CAB144A¤	0.00	6-1-2024	680,000	662,197
Utilities revenue: 4.97%
Bartow County Development Authority Georgia Power Co. øø	1.80	9-1-2029	1,000,000	814,820
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2024	350,000	351,290
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2025	400,000	404,016
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2026	600,000	609,262
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2027	700,000	715,317
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2028	850,000	873,405
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2029	1,000,000	1,029,626
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2030	1,100,000	1,153,054
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2031	1,000,000	1,048,075
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2032	1,000,000	1,047,966
Development Authority of Appling County Oglethorpe Power Corp. Series Aøø	1.50	1-1-2038	2,500,000	2,365,358
Development Authority of Burke County Georgia Power Co. øø	1.70	12-1-2049	3,500,000	3,382,623
Development Authority of Burke County Oglethorpe Power Corp. Series Eøø	3.25	11-1-2045	3,000,000	2,935,515
Main Street Natural Gas, Inc. Series A	4.00	12-1-2028	3,000,000	2,869,330
Main Street Natural Gas, Inc. Series A	4.00	12-1-2029	4,500,000	4,253,502
Main Street Natural Gas, Inc. Series Bøø	4.00	8-1-2049	10,000,000	9,935,799
Main Street Natural Gas, Inc. Series B	5.00	6-1-2028	2,500,000	2,503,662
Main Street Natural Gas, Inc. Series B	5.00	6-1-2029	1,630,000	1,627,449
Main Street Natural Gas, Inc. Series Bøø	5.00	7-1-2053	1,665,000	1,681,289
Main Street Natural Gas, Inc. Series Cøø	4.00	3-1-2050	10,235,000	10,003,308
Main Street Natural Gas, Inc. Series Cøø	4.00	5-1-2052	7,265,000	6,938,683
Main Street Natural Gas, Inc. Series C144Aøø##	4.00	8-1-2052	28,000,000	26,398,492
See accompanying notes to portfolio of investments
8 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Series A (AGM Insured)	5.00%	7-1-2030	$350,000	$371,846
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Series A (AGM Insured)	5.00	7-1-2032	1,100,000	1,181,244
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2027	300,000	307,438
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2028	400,000	414,399
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2029	400,000	413,320
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series B	5.00	1-1-2028	1,000,000	1,022,296
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series B	5.00	1-1-2029	910,000	930,091
Municipal Electric Authority of Georgia Series A	5.00	1-1-2027	2,160,000	2,213,557
Municipal Electric Authority of Georgia Series A	5.00	1-1-2028	2,305,000	2,387,976
Municipal Electric Authority of Georgia Series A	5.00	1-1-2029	1,140,000	1,189,179
Municipal Electric Authority of Georgia Series A	5.00	1-1-2030	1,025,000	1,067,351
Municipal Electric Authority of Georgia Series A	5.00	1-1-2031	1,385,000	1,441,373
				95,881,911
				106,082,710
Guam: 0.21%
Airport revenue: 0.04%
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2029	700,000	689,625
Miscellaneous revenue: 0.17%
Guam Department of Education Series A	3.63	2-1-2025	575,000	553,801
Guam Department of Education Series A	4.25	2-1-2030	1,355,000	1,256,829
Territory of Guam Series F	5.00	1-1-2030	750,000	747,769
Territory of Guam Series F	5.00	1-1-2031	750,000	745,107
				3,303,506
				3,993,131
Hawaii: 0.38%
Health revenue: 0.38%
State of Hawaii Department of Budget & Finance Queen’s Health Systems Obligated Group Series B (SIFMA Municipal Swap+0.45%)±	4.43	7-1-2039	7,405,000	7,405,000
Illinois: 16.85%
Airport revenue: 2.47%
Chicago Midway International Airport Series A AMT	5.00	1-1-2026	7,000,000	6,991,326
Chicago Midway International Airport Series A AMT	5.00	1-1-2030	5,925,000	5,904,238
Chicago Midway International Airport Series A AMT	5.50	1-1-2027	3,925,000	3,925,905
Chicago O’Hare International Airport Passenger Facility Charge Revenue Series B AMT	4.00	1-1-2029	10,955,000	10,647,086
Chicago O’Hare International Airport Passenger Facility Charge Revenue Series B AMT	5.00	1-1-2032	5,125,000	5,100,813
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund  | 9

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
Chicago O’Hare International Airport Series A AMT	5.00%	1-1-2028	$10,820,000	$10,875,376
Chicago O’Hare International Airport Series C AMT	5.00	1-1-2031	530,000	550,256
Chicago O’Hare International Airport Series C AMT	5.00	1-1-2032	400,000	416,992
Chicago O’Hare International Airport Series C AMT	5.00	1-1-2033	400,000	418,067
Chicago O’Hare International Airport Series C AMT	5.00	1-1-2034	325,000	338,302
Chicago O’Hare International Airport Series D AMT	5.00	1-1-2025	2,450,000	2,466,887
				47,635,248
Education revenue: 0.65%
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group 144A	4.00	10-1-2028	580,000	546,075
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group 144A	4.00	10-1-2030	625,000	573,900
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group 144A	4.00	10-1-2031	985,000	894,624
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group 144A	4.00	10-1-2032	680,000	609,278
Illinois Finance Authority AIM Art in Motion Series A144A	4.00	7-1-2031	1,735,000	1,390,896
Illinois Finance Authority AIM Art in Motion Series A144A	5.00	7-1-2041	4,475,000	3,333,422
Illinois Finance Authority Bradley University Series C	5.00	8-1-2028	1,860,000	1,890,071
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2028	725,000	711,835
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2029	675,000	698,934
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2030	800,000	830,728
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2031	570,000	594,659
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2032	500,000	522,877
				12,597,299
GO revenue: 8.74%
Chicago Board of Education Dedicated Capital Improvement Tax	5.25	4-1-2033	1,375,000	1,466,939
Chicago Board of Education Dedicated Capital Improvement Tax	5.25	4-1-2034	1,625,000	1,742,744
Chicago Board of Education Series A	5.00	12-1-2033	5,300,000	5,331,127
Chicago Board of Education Series A	5.00	12-1-2034	1,500,000	1,504,254
Chicago Board of Education Series A	5.00	12-1-2035	2,560,000	2,551,345
Chicago Board of Education Series A	5.00	12-1-2040	1,500,000	1,429,878
Chicago Board of Education Series A (AGM Insured)	5.00	12-1-2024	3,000,000	3,014,404
Chicago Board of Education Series B	5.00	12-1-2026	2,000,000	2,026,666
Chicago Board of Education Series B	5.00	12-1-2027	1,625,000	1,646,086
Chicago Board of Education Series B	5.00	12-1-2031	2,500,000	2,528,282
Chicago Board of Education Series C	5.00	12-1-2034	1,945,000	1,948,638
Chicago Board of Education Series C	5.25	12-1-2039	5,095,000	4,833,919
Chicago Park District Series A	5.00	1-1-2024	550,000	550,843
Chicago Park District Series A	5.00	1-1-2025	625,000	631,044
Chicago Park District Series C	5.00	1-1-2024	410,000	410,628
Chicago Park District Series E	5.00	11-15-2023	1,295,000	1,295,896
City of Berwyn Series A	5.00	12-1-2028	3,000,000	2,996,588
City of Berwyn Series A	5.00	12-1-2029	2,345,000	2,330,873
City of Chicago	5.13	1-1-2027	1,700,000	1,724,768
City of Chicago	5.50	1-1-2032	1,145,000	1,155,812
See accompanying notes to portfolio of investments
10 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
City of Chicago (NPFGC Insured)¤	0.00%	1-1-2024	$14,800,000	$14,630,084
City of Chicago Series A	5.00	1-1-2025	2,000,000	2,015,556
City of Chicago Series A	5.00	1-1-2027	8,000,000	8,174,010
City of Chicago Series A	5.00	1-1-2028	6,125,000	6,314,564
City of Chicago Series A	5.25	1-1-2036	1,500,000	1,550,228
City of Chicago Series C	5.00	1-1-2026	970,000	986,186
City of Decatur	5.00	3-1-2024	1,405,000	1,406,240
City of Waukegan Series A (AGM Insured)	4.00	12-30-2030	980,000	944,042
City of Waukegan Series A (AGM Insured)	5.00	12-30-2031	1,000,000	1,012,519
Community Unit School District No. 427 DeKalb & Kane Counties Illinois Series B CAB (AGM Insured)¤	0.00	1-1-2024	5,630,000	5,570,265
Cook County Community Consolidated School District No. 15 Palatine	5.00	12-1-2026	2,540,000	2,592,228
Cook County School District No. 153 Homewood Series A (AGM Insured)¤	0.00	12-15-2023	1,225,000	1,214,134
Cook County School District No. 99 Cicero	5.00	12-1-2024	1,000,000	1,009,763
Cook County School District No. 99 Cicero	5.00	12-1-2025	1,000,000	1,021,193
Cook County School District No. 99 Cicero (BAM Insured)	5.00	12-1-2026	3,030,000	3,135,080
Cook County School District No. 99 Cicero (BAM Insured)	5.00	12-1-2027	2,950,000	3,088,259
Cook County School District No. 99 Cicero (BAM Insured)	5.00	12-1-2028	2,285,000	2,420,437
Cook County Township High School District No. 227 Rich Township	3.00	12-1-2024	965,000	949,121
County of Cook Series A	5.00	11-15-2027	2,000,000	2,081,802
County of Cook Series A	5.00	11-15-2030	2,200,000	2,264,930
County of Cook Series A	5.00	11-15-2033	3,850,000	4,059,312
County of Cook Series A (AGM Insured)	5.00	11-15-2026	3,000,000	3,101,337
Kane Cook & DuPage Counties School District No. U-46 Elgin Series A	5.00	1-1-2028	1,555,000	1,555,973
Kane Cook & DuPage Counties School District No. U-46 Elgin Series D	5.00	1-1-2032	1,025,000	1,025,591
Madison-Macoupin Etc Counties Community College District No. 536 Series A (BAM Insured)	5.00	11-1-2025	1,620,000	1,639,162
Madison-Macoupin Etc Counties Community College District No. 536 Series A (BAM Insured)	5.00	11-1-2026	1,410,000	1,428,317
Peoria City School District No. 150 Series A (AGM Insured)	4.00	12-1-2027	1,000,000	1,008,442
Peoria City School District No. 150 Series A (AGM Insured)	4.00	12-1-2028	950,000	957,650
Peoria City School District No. 150 Series A (AGM Insured)	4.00	12-1-2029	4,000,000	4,027,634
State of Illinois	5.00	11-1-2025	5,000,000	5,083,931
State of Illinois	5.00	2-1-2026	2,000,000	2,038,575
State of Illinois Series A	5.00	11-1-2023	8,955,000	8,958,851
State of Illinois Series A	5.00	10-1-2026	3,000,000	3,074,901
State of Illinois Series A	5.00	12-1-2035	650,000	657,655
State of Illinois Series B	5.00	5-1-2037	5,000,000	5,101,164
Will County Community High School District No. 210 Lincoln-Way CAB (AGM Insured)¤	0.00	1-1-2025	14,385,000	13,580,425
Will County Community High School District No. 210 Lincoln-Way CAB (AGM Insured)¤	0.00	1-1-2026	8,695,000	7,843,441
				168,643,736
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund  | 11

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.51%
Illinois Finance Authority Advocate Aurora Health Obligated Group	5.00%	8-1-2038	$1,520,000	$1,530,929
Illinois Finance Authority Advocate Aurora Health Obligated Group Series 2008-A-2	4.00	11-1-2030	3,000,000	2,875,523
Illinois Finance Authority Ascension Health Credit Group Series C	4.00	2-15-2041	4,785,000	4,219,560
Illinois Finance Authority Lutheran Life Communities Obligated Group Series A	4.00	11-1-2024	420,000	412,280
Illinois Finance Authority Washington & Jane Smith Community - Orland Park	4.00	10-15-2025	295,000	286,866
Illinois Finance Authority Washington & Jane Smith Community - Orland Park	4.00	10-15-2028	670,000	617,714
				9,942,872
Housing revenue: 0.73%
Illinois Housing Development Authority Series C	2.90	8-1-2031	1,000,000	886,907
Illinois Sports Facilities Authority	5.00	6-15-2028	1,000,000	998,055
Illinois Sports Facilities Authority (BAM Insured)	5.00	6-15-2028	3,015,000	3,041,098
Illinois Sports Facilities Authority (BAM Insured)	5.00	6-15-2030	5,250,000	5,288,335
Metropolitan Pier & Exposition Authority CAB (NPFGC Insured)¤	0.00	12-15-2023	1,125,000	1,114,419
Metropolitan Pier & Exposition Authority Series A (NPFGC Insured)¤	0.00	12-15-2029	1,750,000	1,321,256
Northern Illinois University (BAM Insured)	5.00	10-1-2027	350,000	358,510
Northern Illinois University (BAM Insured)	5.00	10-1-2029	650,000	669,182
Northern Illinois University (BAM Insured)	5.00	10-1-2030	325,000	333,932
				14,011,694
Miscellaneous revenue: 0.14%
City of Chicago Lakeshore East Special Assessment Area 144A	3.20	12-1-2029	300,000	267,424
City of Chicago Lakeshore East Special Assessment Area 144A	3.29	12-1-2030	325,000	287,378
City of Chicago Lakeshore East Special Assessment Area 144A	3.38	12-1-2031	348,000	304,562
City of Chicago Lakeshore East Special Assessment Area 144A	3.45	12-1-2032	275,000	238,723
Illinois Sports Facilities Authority (Ambac Insured)¤	0.00	6-15-2026	1,740,000	1,513,778
				2,611,865
Tax revenue: 2.93%
City of St. Charles Sales Tax Revenue	4.00	1-1-2024	885,000	881,451
City of St. Charles Sales Tax Revenue	4.00	1-1-2025	925,000	905,975
County of Cook Sales Tax Revenue	5.00	11-15-2029	1,000,000	1,041,926
County of Cook Sales Tax Revenue Series A	5.00	11-15-2029	675,000	718,269
County of Cook Sales Tax Revenue Series A	5.00	11-15-2030	3,575,000	3,810,944
County of Cook Sales Tax Revenue Series A	5.00	11-15-2031	2,250,000	2,370,859
Illinois Sports Facilities Authority	5.00	6-15-2024	4,135,000	4,145,136
Regional Transportation Authority Series A (AGM Insured)	5.25	6-1-2024	9,995,000	10,069,066
Regional Transportation Authority Series Bøø	4.25	6-1-2025	3,250,000	3,250,000
Sales Tax Securitization Corp. Series A	5.00	1-1-2026	4,815,000	4,904,093
Sales Tax Securitization Corp. Series A	5.00	1-1-2027	1,000,000	1,028,771
Sales Tax Securitization Corp. Series A	5.00	1-1-2028	5,000,000	5,195,804
State of Illinois Sales Tax Revenue	5.00	6-15-2025	9,025,000	9,030,616
See accompanying notes to portfolio of investments
12 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
State of Illinois Sales Tax Revenue Series 1 (NPFGC Insured)	6.00%	6-15-2024	$515,000	$522,082
State of Illinois Sales Tax Revenue Series 1 (NPFGC Insured)	6.00	6-15-2025	8,365,000	8,651,147
				56,526,139
Utilities revenue: 0.24%
City of Springfield Electric Revenue (AGM Insured)	4.00	3-1-2040	2,000,000	1,758,226
Northern Illinois Municipal Power Agency Series A	4.00	12-1-2032	3,000,000	2,858,364
				4,616,590
Water & sewer revenue: 0.44%
City of Chicago Wastewater Transmission Revenue Series B (AGM Insured)	5.00	1-1-2031	3,140,000	3,171,569
City of Chicago Waterworks Revenue	5.00	11-1-2028	2,560,000	2,600,156
City of Chicago Waterworks Revenue Series 2017-2 (AGM Insured)	5.00	11-1-2030	2,620,000	2,690,988
				8,462,713
				325,048,156
Indiana: 1.86%
Education revenue: 0.01%
Indiana Finance Authority KIPP Indianapolis, Inc. Series A	4.00	7-1-2030	210,000	193,214
Miscellaneous revenue: 1.08%
Indiana Bond Bank Hamilton Co. Projects CAB¤	0.00	7-15-2026	735,000	653,516
Indiana Bond Bank Hamilton Co. Projects CAB¤	0.00	7-15-2027	630,000	538,405
Indianapolis Local Public Improvement Bond Bank Series A	5.00	6-1-2028	5,710,000	5,996,704
Indianapolis Local Public Improvement Bond Bank Series A	5.00	6-1-2029	6,600,000	6,989,084
Indianapolis Local Public Improvement Bond Bank Series A	5.00	6-1-2030	6,300,000	6,708,100
				20,885,809
Utilities revenue: 0.62%
Indiana Finance Authority Indianapolis Power & Light Co. Series Aøø	0.75	12-1-2038	3,000,000	2,621,687
Indiana Finance Authority Ohio Valley Electric Corp. Series A	4.25	11-1-2030	7,630,000	7,421,831
Indiana Finance Authority Ohio Valley Electric Corp. Series B	3.00	11-1-2030	2,000,000	1,795,318
				11,838,836
Water & sewer revenue: 0.15%
Terre Haute Sanitary District BAN	5.25	9-28-2028	3,000,000	2,963,212
				35,881,071
Iowa: 0.48%
Education revenue: 0.13%
Iowa Student Loan Liquidity Corp. Series B AMT	5.00	12-1-2025	1,295,000	1,305,608
Iowa Student Loan Liquidity Corp. Series B AMT	5.00	12-1-2026	1,215,000	1,227,182
				2,532,790
Utilities revenue: 0.26%
PEFA, Inc. øø	5.00	9-1-2049	4,975,000	4,963,033
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund  | 13

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.09%
Xenia Rural Water District	5.00%	12-1-2031	$1,615,000	$1,683,230
				9,179,053
Kansas: 0.49%
Health revenue: 0.06%
City of Wichita Presbyterian Manors Obligated Group	5.00	5-15-2026	1,105,000	1,050,125
Tax revenue: 0.43%
Wyandotte County-Kansas City Unified Government Sales Tax Revenue	4.00	12-1-2028	205,000	188,246
Wyandotte County-Kansas City Unified Government Sales Tax Revenue CAB144A¤	0.00	9-1-2034	22,360,000	8,190,615
				8,378,861
				9,428,986
Kentucky: 3.39%
Education revenue: 0.16%
City of Columbia Lindsey Wilson College, Inc.	3.00	12-1-2024	1,585,000	1,552,300
City of Columbia Lindsey Wilson College, Inc.	4.00	12-1-2029	570,000	518,978
City of Columbia Lindsey Wilson College, Inc.	4.00	12-1-2030	590,000	528,529
City of Columbia Lindsey Wilson College, Inc.	4.00	12-1-2031	615,000	541,979
				3,141,786
Health revenue: 0.33%
Kentucky EDFA Kenton Housing Obligated Group	5.00	11-15-2025	645,000	625,859
Kentucky EDFA Norton Healthcare Obligated Group Series B CAB (NPFGC Insured)¤	0.00	10-1-2026	3,000,000	2,598,689
Louisville/Jefferson County Metropolitan Government Norton Healthcare Obligated Group Series Cøø	5.00	10-1-2047	3,000,000	3,044,625
				6,269,173
Industrial development revenue: 0.12%
County of Boone Duke Energy Kentucky, Inc. Series A	3.70	8-1-2027	2,500,000	2,393,728
Miscellaneous revenue: 0.05%
Kentucky State University (BAM Insured)	3.00	11-1-2032	320,000	283,231
Kentucky State University (BAM Insured)	4.00	11-1-2033	130,000	129,918
Kentucky State University (BAM Insured)	4.00	11-1-2034	130,000	130,048
Kentucky State University (BAM Insured)	5.00	11-1-2029	200,000	213,535
Kentucky State University (BAM Insured)	5.00	11-1-2030	175,000	188,515
				945,247
Utilities revenue: 2.73%
County of Trimble Louisville Gas & Electric Co. Series A	0.63	9-1-2026	3,250,000	2,844,474
County of Trimble Louisville Gas & Electric Co. Series A AMTøø	1.30	9-1-2044	6,250,000	5,306,977
County of Trimble Louisville Gas & Electric Co. Series B AMT	1.35	11-1-2027	6,200,000	5,354,038
Kentucky Public Energy Authority Series A-1øø	4.00	12-1-2049	3,755,000	3,699,269
Kentucky Public Energy Authority Series Bøø	4.00	1-1-2049	14,725,000	14,587,262
Kentucky Public Energy Authority Series Cøø	4.00	2-1-2050	14,960,000	14,410,588
See accompanying notes to portfolio of investments
14 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Kentucky Public Energy Authority Series C-1øø	4.00%	12-1-2049	$4,775,000	$4,704,876
Louisville/Jefferson County Metropolitan Government Louisville Gas & Electric Co. Series B AMT	1.35	11-1-2027	2,000,000	1,716,606
				52,624,090
				65,374,024
Louisiana: 1.64%
Airport revenue: 0.23%
New Orleans Aviation Board Louis Armstrong New Orleans International Airport Customer Facility Charge Revenue (AGM Insured)	5.00	1-1-2031	1,250,000	1,293,954
New Orleans Aviation Board Louis Armstrong New Orleans International Airport Customer Facility Charge Revenue (AGM Insured)	5.00	1-1-2032	2,000,000	2,066,230
New Orleans Aviation Board Louis Armstrong New Orleans International Airport Series A	5.00	1-1-2032	1,000,000	1,007,247
				4,367,431
GO revenue: 0.10%
State of Louisiana Series A	5.00	2-1-2027	2,000,000	2,005,645
Industrial development revenue: 0.91%
Parish of St. John the Baptist Marathon Oil Corp. Series 2017 B-2øø	2.38	6-1-2037	8,330,000	7,779,433
Parish of St. John the Baptist Marathon Oil Corp. Series A-1øø	4.05	6-1-2037	3,250,000	3,191,092
Parish of St. John the Baptist Marathon Oil Corp. Series A-3øø	2.20	6-1-2037	7,000,000	6,543,798
				17,514,323
Miscellaneous revenue: 0.06%
Louisiana Local Government Environmental Facilities & CDA Parish of Jefferson 144A	4.00	11-1-2044	1,380,000	1,164,718
Water & sewer revenue: 0.34%
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2026	350,000	358,378
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2027	600,000	621,635
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2028	400,000	418,692
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2029	600,000	631,004
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2030	600,000	632,741
East Baton Rouge Sewerage Commission Series Aøø	1.30	2-1-2041	3,500,000	2,855,923
Greater Ouachita Water Co. (BAM Insured)	5.00	9-1-2024	460,000	464,074
Greater Ouachita Water Co. (BAM Insured)	5.00	9-1-2025	510,000	520,039
				6,502,486
				31,554,603
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund  | 15

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Maine: 0.14%
Health revenue: 0.14%
Maine Health & Higher Educational Facilities Authority Northern Light Health Obligated Group Series C	5.00%	7-1-2039	$1,865,000	$1,850,245
Maine Health & Higher Educational Facilities Authority Series A	5.00	7-1-2027	750,000	774,122
				2,624,367
Maryland: 2.21%
Education revenue: 0.10%
County of Prince George’s Chesapeake Lighthouse Foundation, Inc. Series A	5.00	8-1-2026	825,000	831,461
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	5.00	6-1-2029	300,000	311,133
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	5.00	6-1-2031	350,000	365,197
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	5.00	6-1-2033	425,000	441,394
				1,949,185
Health revenue: 0.10%
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group	5.00	1-1-2026	495,000	497,932
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group	5.00	1-1-2027	430,000	434,804
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group	5.00	1-1-2028	300,000	305,294
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group	5.00	1-1-2029	290,000	296,053
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group	5.00	1-1-2030	285,000	291,034
				1,825,117
Housing revenue: 1.39%
Maryland Community Development Administration Series C	3.00	4-1-2024	4,600,000	4,538,640
Maryland Community Development Administration Woodside Preservation LP Series A144A	1.33	1-1-2024	6,000,000	5,925,985
Maryland Community Development Administration WV3 Housing Associates LP Series G (FHA Insured)	1.05	12-1-2023	11,000,000	10,907,650
Maryland Stadium Authority Series A	5.00	3-1-2036	2,890,000	3,122,242
Maryland Stadium Authority Series A	5.00	3-1-2037	2,250,000	2,405,479
				26,899,996
Tax revenue: 0.48%
State of Maryland Department of Transportation	4.00	12-15-2027	9,260,000	9,256,433
Transportation revenue: 0.14%
Maryland Economic Development Corp. Purple Line Transit Partners LLC Series A AMT	5.00	11-12-2028	2,750,000	2,771,360
				42,702,091
See accompanying notes to portfolio of investments
16 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Massachusetts: 1.06%
Airport revenue: 0.44%
Massachusetts Port Authority Series E AMT	5.00%	7-1-2031	$1,000,000	$1,049,751
Massachusetts Port Authority Series E AMT	5.00	7-1-2032	1,500,000	1,574,462
Massachusetts Port Authority Series E AMT	5.00	7-1-2033	3,000,000	3,148,390
Massachusetts Port Authority Series E AMT	5.00	7-1-2034	2,615,000	2,740,057
				8,512,660
Education revenue: 0.38%
Collegiate Charter School of Lowell	4.00	6-15-2024	110,000	109,105
Collegiate Charter School of Lowell	5.00	6-15-2029	490,000	488,523
Massachusetts Development Finance Agency Lasell University	4.00	7-1-2029	340,000	322,369
Massachusetts Development Finance Agency Lasell University	4.00	7-1-2030	355,000	333,701
Massachusetts Development Finance Agency Lasell University	4.00	7-1-2031	370,000	344,653
Massachusetts Development Finance Agency SABIS International Charter School	5.00	4-15-2025	430,000	426,392
Massachusetts Educational Financing Authority Series B AMT	5.00	7-1-2026	1,000,000	1,009,851
Massachusetts Educational Financing Authority Series B AMT	5.00	7-1-2027	1,500,000	1,520,779
Massachusetts Educational Financing Authority Series B AMT	5.00	7-1-2028	1,250,000	1,268,980
Massachusetts Educational Financing Authority Series B AMT	5.00	7-1-2029	1,400,000	1,424,952
				7,249,305
Health revenue: 0.24%
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series T-1 (SIFMA Municipal Swap+0.60%)144A±	4.58	7-1-2049	2,650,000	2,630,559
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G144A	5.00	7-15-2026	150,000	147,106
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G144A	5.00	7-15-2027	160,000	156,031
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G144A	5.00	7-15-2028	175,000	169,452
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G144A	5.00	7-15-2029	300,000	287,444
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G144A	5.00	7-15-2030	320,000	302,926
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G144A	5.00	7-15-2031	350,000	323,216
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G144A	5.00	7-15-2032	400,000	371,145
Massachusetts Development Finance Agency National Senior Communities, Inc. Obligated Group 144A	4.00	11-15-2023	310,000	309,478
				4,697,357
				20,459,322
Michigan: 1.69%
Airport revenue: 0.21%
Wayne County Airport Authority Detroit Metropolitan Series F AMT	5.00	12-1-2030	4,000,000	4,029,254
Education revenue: 0.26%
Lake Superior State University (AGM Insured)	4.00	11-15-2029	1,220,000	1,220,988
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund  | 17

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Lake Superior State University (AGM Insured)	4.00%	11-15-2030	$405,000	$405,302
Lake Superior State University (AGM Insured)	4.00	11-15-2031	400,000	398,083
Michigan Finance Authority Cesar Chavez Academy	3.25	2-1-2024	90,000	89,437
Michigan Finance Authority College for Creative Studies	5.00	12-1-2026	840,000	835,027
Michigan Finance Authority College for Creative Studies	5.00	12-1-2027	585,000	582,984
Michigan Finance Authority College for Creative Studies	5.00	12-1-2028	535,000	533,860
Michigan Finance Authority College for Creative Studies	5.00	12-1-2029	590,000	589,823
Michigan Finance Authority College for Creative Studies	5.00	12-1-2030	400,000	399,084
				5,054,588
GO revenue: 0.11%
Williamston Community Schools School District Series A (SBLF Insured)	4.00	5-1-2024	1,025,000	1,024,454
Williamston Community Schools School District Series A (SBLF Insured)	4.00	5-1-2025	1,000,000	1,001,582
				2,026,036
Health revenue: 0.00%
Kalamazoo Economic Development Corp. Heritage Community of Kalamazoo Obligated Group Series B1	2.88	5-15-2026	55,000	51,817
Industrial development revenue: 0.10%
Michigan Strategic Fund Graphic Packaging International LLC AMTøø	4.00	10-1-2061	2,000,000	1,962,403
Miscellaneous revenue: 0.74%
Michigan Finance Authority City of Detroit Income Tax Revenue Series F1	3.88	10-1-2023	2,500,000	2,500,000
Michigan Finance Authority City of Detroit Income Tax Revenue Series F1	4.50	10-1-2029	5,685,000	5,444,462
Michigan Finance Authority County of Wayne	5.00	11-1-2028	865,000	911,883
Michigan Finance Authority County of Wayne	5.00	11-1-2029	1,500,000	1,570,657
Michigan Finance Authority Detroit Public Lighting Authority Utility Users Tax Revenue Series B	5.00	7-1-2032	3,000,000	2,987,110
Michigan Public Educational Facilities Authority Chandler Park Academy	6.35	11-1-2028	860,000	860,019
				14,274,131
Water & sewer revenue: 0.27%
Michigan Finance Authority Great Lakes Water Authority Sewage Disposal System Revenue Series C-3 (AGM Insured)	5.00	7-1-2031	3,000,000	3,017,979
Michigan Finance Authority Great Lakes Water Authority Water Supply System Revenue Series D6 (NPFGC Insured)	5.00	7-1-2024	2,130,000	2,139,656
				5,157,635
				32,555,864
Minnesota: 1.48%
Education revenue: 0.70%
City of Minneapolis Northeast College Prep Series A	5.00	7-1-2040	875,000	742,970
See accompanying notes to portfolio of investments
18 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
City of Ramsey PACT Charter School Series A	5.00%	6-1-2032	$6,500,000	$6,343,472
City of Woodbury Leadership Academy Series A	4.00	7-1-2031	690,000	615,730
City of Woodbury Leadership Academy Series A	4.00	7-1-2041	850,000	638,369
Housing & RDA of The City of St. Paul Minnesota Hmong College Prep Academy Series A	5.00	9-1-2026	625,000	619,145
Minnesota Higher Education Facilities Authority Concordia University St. Paul Series 6Q (U.S. Bank N.A. LOC)ø	4.75	4-1-2037	2,180,000	2,180,000
Minnesota Higher Education Facilities Authority St. Catherine University Series A	5.00	10-1-2024	545,000	547,684
Minnesota Higher Education Facilities Authority St. Catherine University Series A	5.00	10-1-2027	1,035,000	1,060,927
Minnesota Higher Education Facilities Authority St. Catherine University Series A	5.00	10-1-2029	660,000	678,955
				13,427,252
Health revenue: 0.27%
City of Shakopee Senior Housing Revenue Benedictine Living Community of Shakopee LLC 144Aøø	5.85	11-1-2058	5,410,000	5,288,201
Utilities revenue: 0.51%
Minnesota Municipal Gas Agency Series B (U.S. SOFR+1.00%)±	4.56	12-1-2052	10,000,000	9,781,806
				28,497,259
Mississippi: 0.55%
Health revenue: 0.37%
Mississippi Hospital Equipment & Facilities Authority Baptist Memorial Health Care Obligated Group Series A-1øø	5.00	9-1-2044	3,000,000	3,043,026
Mississippi Hospital Equipment & Facilities Authority North Mississippi Medical Center Obligated Group Series IIøø	5.00	10-1-2040	3,930,000	4,002,936
				7,045,962
Miscellaneous revenue: 0.18%
Mississippi Development Bank City of Gulfport	4.00	9-1-2029	620,000	607,614
Mississippi Development Bank City of Gulfport	4.00	9-1-2030	565,000	547,670
Mississippi Development Bank City of Gulfport	4.00	9-1-2031	400,000	384,990
Mississippi Development Bank City of Gulfport	4.00	9-1-2032	435,000	417,173
Mississippi Development Bank City of Gulfport	5.00	9-1-2024	355,000	357,511
Mississippi Development Bank City of Gulfport	5.00	9-1-2025	255,000	259,079
Mississippi Development Bank City of Gulfport	5.00	9-1-2026	225,000	230,726
Mississippi Development Bank City of Gulfport	5.00	9-1-2027	385,000	398,933
Mississippi Development Bank City of Gulfport	5.00	9-1-2028	315,000	329,214
				3,532,910
				10,578,872
Missouri: 2.35%
Airport revenue: 0.11%
City of St. Louis Airport Revenue Series D AMT (AGM Insured)	5.00	7-1-2030	2,090,000	2,133,714
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund  | 19

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.36%
HEFA of the State of Missouri Still University of Health Sciences Series A	5.00%	10-1-2026	$925,000	$940,314
HEFA of the State of Missouri Still University of Health Sciences Series A	5.00	10-1-2027	975,000	998,705
HEFA of the State of Missouri Still University of Health Sciences Series A	5.00	10-1-2028	1,025,000	1,054,884
HEFA of the State of Missouri Webster University	5.00	4-1-2024	2,820,000	2,813,328
HEFA of the State of Missouri Webster University	5.00	4-1-2025	600,000	595,327
HEFA of the State of Missouri Webster University	5.00	4-1-2026	500,000	494,378
				6,896,936
Health revenue: 1.26%
HEFA of the State of Missouri BJC Healthcare Obligated Group Series Cøø	5.00	5-1-2052	18,000,000	18,824,137
HEFA of the State of Missouri St. Luke’s Health System Obligated Group	5.00	11-15-2030	5,425,000	5,524,521
				24,348,658
Housing revenue: 0.08%
Missouri Southern State University Auxiliary Enterprise System Revenue	3.00	10-1-2026	565,000	541,014
Missouri Southern State University Auxiliary Enterprise System Revenue	4.00	10-1-2031	1,000,000	929,759
				1,470,773
Miscellaneous revenue: 0.37%
Kansas City IDA Airport Revenue Series B AMT	5.00	3-1-2028	3,000,000	3,071,711
Kansas City IDA Airport Revenue Series B AMT	5.00	3-1-2030	2,000,000	2,053,737
Riverside-Quindaro Bend Levee District of Platte County 385 Project	5.00	3-1-2024	1,000,000	1,000,880
Riverside-Quindaro Bend Levee District of Platte County 385 Project	5.00	3-1-2025	1,105,000	1,105,151
				7,231,479
Tax revenue: 0.11%
Branson IDA Series A	4.00	11-1-2023	750,000	749,295
City of Richmond Heights	5.63	11-1-2025	720,000	701,250
City of St. Ann Plaza Redevelopment Project Series A144A	4.63	11-1-2030	760,000	716,306
				2,166,851
Water & sewer revenue: 0.06%
City of Kansas City Sanitary Sewer System Revenue Series B	5.00	1-1-2025	810,000	822,459
City of Kansas City Sanitary Sewer System Revenue Series B	5.00	1-1-2028	275,000	291,387
				1,113,846
				45,362,257
See accompanying notes to portfolio of investments
20 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Nebraska: 0.57%
Airport revenue: 0.04%
Lincoln Airport Authority AMT	5.00%	7-1-2029	$835,000	$868,662
Education revenue: 0.11%
County of Douglas Creighton University Series B (SIFMA Municipal Swap+0.53%)±	4.51	7-1-2035	2,205,000	2,174,567
Utilities revenue: 0.42%
Central Plains Energy Project Project No. 3 Series A	5.00	9-1-2025	3,290,000	3,297,630
Central Plains Energy Project Project No. 3 Series A	5.00	9-1-2026	3,750,000	3,758,601
Central Plains Energy Project Project No. 3 Series A	5.00	9-1-2027	1,000,000	1,003,460
				8,059,691
				11,102,920
Nevada: 0.10%
Miscellaneous revenue: 0.10%
City of Las Vegas Special Improvement District No. 816	2.00	6-1-2024	150,000	146,983
City of Las Vegas Special Improvement District No. 816	2.00	6-1-2025	180,000	170,895
City of Las Vegas Special Improvement District No. 816	2.00	6-1-2026	225,000	206,684
City of Las Vegas Special Improvement District No. 816	2.25	6-1-2027	250,000	223,838
City of Las Vegas Special Improvement District No. 816	2.50	6-1-2028	250,000	218,785
City of Las Vegas Special Improvement District No. 816	2.50	6-1-2029	200,000	169,567
City of Las Vegas Special Improvement District No. 816	2.63	6-1-2030	300,000	246,950
City of Las Vegas Special Improvement District No. 816	2.75	6-1-2031	225,000	182,144
City of Las Vegas Special Improvement District No. 816	2.75	6-1-2033	515,000	397,040
				1,962,886
New Hampshire: 0.22%
Housing revenue: 0.12%
New Hampshire Business Finance Authority Series 1A	4.13	1-20-2034	2,363,910	2,198,813
Resource recovery revenue: 0.10%
New Hampshire Business Finance Authority Series A	4.50	10-1-2033	2,000,000	1,975,624
				4,174,437
New Jersey: 3.64%
Airport revenue: 0.34%
New Jersey EDA Port Newark Container Terminal LLC AMT	5.00	10-1-2025	2,750,000	2,762,928
New Jersey EDA Port Newark Container Terminal LLC AMT	5.00	10-1-2026	2,130,000	2,147,650
South Jersey Port Corp. Series B AMT	5.00	1-1-2027	1,000,000	1,022,045
South Jersey Port Corp. Series B AMT	5.00	1-1-2028	500,000	515,723
				6,448,346
Education revenue: 0.09%
Atlantic County Improvement Authority Stockton University Series A (AGM Insured)	4.00	7-1-2036	425,000	413,700
Atlantic County Improvement Authority Stockton University Series A (AGM Insured)	4.00	7-1-2037	150,000	141,873
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund  | 21

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Atlantic County Improvement Authority Stockton University Series A (AGM Insured)	4.00%	7-1-2038	$200,000	$187,679
Atlantic County Improvement Authority Stockton University Series A (AGM Insured)	5.00	7-1-2032	225,000	238,033
Atlantic County Improvement Authority Stockton University Series A (AGM Insured)	5.00	7-1-2034	225,000	238,042
Passaic County Improvement Authority Paterson Arts & Science Charter School	4.25	7-1-2033	620,000	594,463
				1,813,790
GO revenue: 0.31%
Atlantic City Board of Education (AGM Insured)	4.00	4-1-2027	400,000	403,091
Atlantic City Board of Education (AGM Insured)	4.00	4-1-2029	400,000	403,160
Atlantic City Board of Education (AGM Insured)	4.00	4-1-2031	350,000	348,134
Atlantic City Board of Education (AGM Insured)	4.00	4-1-2033	300,000	295,519
Atlantic City Board of Education (AGM Insured)	4.00	4-1-2034	260,000	255,414
New Jersey EDA Series GGG144A	5.25	9-1-2026	2,000,000	2,062,844
Newark Board of Education (BAM Insured)	5.00	7-15-2029	340,000	359,143
Newark Board of Education (BAM Insured)	5.00	7-15-2030	325,000	345,584
Newark Board of Education (BAM Insured)	5.00	7-15-2031	400,000	428,195
Newark Board of Education (BAM Insured)	5.00	7-15-2032	430,000	459,431
Newark Board of Education (BAM Insured)	5.00	7-15-2033	520,000	555,135
				5,915,650
Housing revenue: 2.43%
Garden State Preservation Trust Series A (AGM Insured)	5.75	11-1-2028	5,000,000	5,248,133
New Jersey EDA Motor Vehicle Surcharge Revenue Series A	3.13	7-1-2029	5,620,000	5,115,838
New Jersey EDA Motor Vehicle Surcharge Revenue Series A	3.38	7-1-2030	9,705,000	8,903,988
New Jersey EDA Motor Vehicle Surcharge Revenue Series I (SIFMA Municipal Swap+1.25%)±	5.23	9-1-2025	4,500,000	4,510,423
New Jersey EDA Series QQQ	5.00	6-15-2030	1,000,000	1,060,625
New Jersey EDA Series QQQ	5.00	6-15-2031	500,000	530,650
New Jersey TTFA Series A¤	0.00	12-15-2026	12,000,000	10,469,967
New Jersey TTFA Series A	5.00	12-15-2025	1,000,000	1,019,807
New Jersey TTFA Series C (Ambac Insured)¤	0.00	12-15-2026	3,500,000	3,056,611
New Jersey TTFA Series D	5.00	12-15-2023	6,960,000	6,968,842
				46,884,884
Industrial development revenue: 0.01%
New Jersey EDA Elite Pharmaceuticals, Inc. Series A	6.50	9-1-2030	250,000	212,155
Tax revenue: 0.08%
New Jersey TTFA Series BB	5.00	6-15-2030	1,500,000	1,565,417
Transportation revenue: 0.06%
South Jersey Transportation Authority Series A (BAM Insured)	5.00	11-1-2036	500,000	528,715
South Jersey Transportation Authority Series A (BAM Insured)	5.00	11-1-2037	500,000	523,648
				1,052,363
See accompanying notes to portfolio of investments
22 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.32%
New Jersey EDA American Water Co. Inc Series A AMTøø	2.20%	10-1-2039	$5,500,000	$4,540,386
New Jersey EDA American Water Co. Inc Series D AMTøø	1.10	11-1-2029	2,075,000	1,711,921
				6,252,307
				70,144,912
New Mexico: 0.85%
Industrial development revenue: 0.43%
City of Farmington Southern California Edison Co. Series A	1.80	4-1-2029	10,000,000	8,220,081
Tax revenue: 0.08%
Winrock Town Center Tax Increment Development District No. 1 144A	3.75	5-1-2028	771,000	715,249
Winrock Town Center Tax Increment Development District No. 1 144A	4.00	5-1-2033	1,035,000	883,015
				1,598,264
Utilities revenue: 0.34%
New Mexico Municipal Energy Acquisition Authority Series A (Royal Bank of Canada LIQ)øø	5.00	11-1-2039	6,660,000	6,663,814
				16,482,159
New York: 9.37%
Airport revenue: 1.06%
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2032	5,500,000	5,678,749
Port Authority of New York & New Jersey Series 205	5.00	11-15-2025	475,000	487,744
Port Authority of New York & New Jersey Series 207 AMT	5.00	9-15-2027	13,880,000	14,246,696
				20,413,189
Education revenue: 1.25%
Babylon L D Corp. II Series A	5.75	2-1-2033	2,265,000	2,199,645
Babylon L D Corp. II Series A	6.40	2-1-2043	3,720,000	3,557,029
Build NYC Resource Corp. Integration Charter Schools Series A144A	4.00	6-1-2031	650,000	602,744
Build NYC Resource Corp. Integration Charter Schools Series A144A	5.00	6-1-2036	525,000	504,485
Build NYC Resource Corp. Integration Charter Schools Series A144A	5.00	6-1-2041	400,000	365,309
Hempstead Town Local Development Corp. Academy Charter School Series A	4.05	2-1-2031	2,415,000	2,148,145
Hempstead Town Local Development Corp. Academy Charter School Series A	4.45	2-1-2041	500,000	375,981
Hempstead Town Local Development Corp. Academy Charter School Series A	4.76	2-1-2027	970,000	932,712
Hempstead Town Local Development Corp. Academy Charter School Series A	5.45	2-1-2027	2,880,000	2,828,350
Hempstead Town Local Development Corp. Academy Charter School Series A	6.47	2-1-2033	1,435,000	1,456,950
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund  | 23

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Hempstead Town Local Development Corp. Academy Charter School Series B	4.76%	2-1-2027	$150,000	$144,234
Hempstead Town Local Development Corp. Evergreen Charter School, Inc. Series A	5.00	6-15-2032	7,115,000	7,129,404
New York City Industrial Development Agency Churchill School & Center for Learning Disabilities, Inc. (AGC Insured)	2.25	10-1-2029	980,000	872,718
New York State Dormitory Authority Iona College Series 2022	5.00	7-1-2030	625,000	640,177
New York State Dormitory Authority Iona College Series 2022	5.00	7-1-2037	200,000	199,933
New York State Dormitory Authority Iona College Series 2022	5.00	7-1-2042	275,000	264,507
				24,222,323
GO revenue: 0.39%
City of Dunkirk	6.00	7-26-2024	4,580,000	4,570,544
City of Poughkeepsie	4.00	4-15-2029	245,000	233,285
City of Poughkeepsie	5.00	6-1-2024	340,000	339,183
City of Poughkeepsie	5.00	6-1-2025	235,000	234,032
City of Poughkeepsie	5.00	6-1-2031	600,000	599,639
Village of Washingtonville %%	7.25	10-4-2024	1,500,000	1,510,261
				7,486,944
Health revenue: 0.79%
New York State Dormitory Authority Catholic Health System Obligated Group Series B (Manufacturers & Traders LOC)ø	4.14	7-1-2048	4,925,000	4,925,000
New York State Dormitory Authority Montefiore Obligated Group Series A	5.00	9-1-2028	1,400,000	1,404,250
New York State Dormitory Authority Montefiore Obligated Group Series A	5.00	9-1-2029	1,350,000	1,354,519
New York State Dormitory Authority Northwell Health Obligated Group Series B3øø	5.00	5-1-2048	6,000,000	6,083,199
Westchester County Local Development Corp. Purchase Senior Learning Community Obligated Group Series D144A	2.88	7-1-2026	1,500,000	1,421,698
				15,188,666
Housing revenue: 1.44%
New York City Housing Development Corp. Series Aøø	3.73	5-1-2063	5,000,000	4,795,036
New York Liberty Development Corp. Series A	1.70	11-15-2030	4,000,000	3,254,340
New York Liberty Development Corp. Series A	2.10	11-15-2032	5,000,000	4,018,615
New York State Housing Finance Agency Series J-2 (Department of Housing and Urban Development Insured)øø	1.10	11-1-2061	2,500,000	2,174,328
New York State Housing Finance Agency Series K2 (Department of Housing and Urban Development Insured)øø	1.00	11-1-2061	500,000	447,642
New York State Urban Development Corp. Tax Revenue Series A	4.00	3-15-2042	5,000,000	4,573,933
State of New York Mortgage Agency Homeowner Mortgage Revenue Series 235 AMT	0.55	10-1-2023	760,000	760,000
State of New York Mortgage Agency Homeowner Mortgage Revenue Series 235 AMT	0.65	4-1-2024	710,000	694,013
State of New York Mortgage Agency Homeowner Mortgage Revenue Series 235 AMT	0.75	10-1-2024	825,000	794,947
See accompanying notes to portfolio of investments
24 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
State of New York Mortgage Agency Homeowner Mortgage Revenue Series 235 AMT	0.88%	4-1-2025	$1,705,000	$1,614,742
State of New York Mortgage Agency Homeowner Mortgage Revenue Series 235 AMT	1.00	10-1-2025	2,415,000	2,253,613
State of New York Mortgage Agency Homeowner Mortgage Revenue Series 235 AMT	1.05	4-1-2026	1,275,000	1,172,066
State of New York Mortgage Agency Homeowner Mortgage Revenue Series 235 AMT	1.15	10-1-2026	1,335,000	1,212,628
				27,765,903
Industrial development revenue: 1.30%
New York Liberty Development Corp. One Bryant Park LLC Class 3	2.80	9-15-2069	2,000,000	1,722,038
New York Transportation Development Corp. American Airlines, Inc. AMT	2.25	8-1-2026	1,235,000	1,164,863
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	4.00	10-1-2030	750,000	722,909
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	10-1-2035	9,250,000	9,281,638
New York Transportation Development Corp. Delta Air Lines, Inc. Series A AMT	5.00	1-1-2026	11,030,000	11,097,366
New York Transportation Development Corp. Empire State Thruway Partners LLC AMT	2.50	10-31-2031	750,000	601,860
New York Transportation Development Corp. Empire State Thruway Partners LLC AMT	4.00	10-31-2034	500,000	470,716
				25,061,390
Miscellaneous revenue: 0.81%
New York City Industrial Development Agency Queens Ballpark Co. LLC Series A (AGM Insured)	5.00	1-1-2025	1,250,000	1,264,664
New York City Industrial Development Agency Queens Ballpark Co. LLC Series A (AGM Insured)	5.00	1-1-2030	1,750,000	1,850,239
RBC Municipal Products, Inc. Trust Series 2022-E-154 (Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144Aø	4.08	6-1-2028	5,000,000	5,000,000
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series A2øø	2.00	5-15-2045	7,900,000	7,010,093
Western Regional Off-Track Betting Corp. 144A	3.00	12-1-2026	490,000	449,272
				15,574,268
Resource recovery revenue: 0.10%
New York State Environmental Facilities Corp. Casella Waste Systems, Inc. Series R-1 AMTøø	2.75	9-1-2050	2,000,000	1,915,973
Tax revenue: 0.14%
New York City Transitional Finance Authority Future Tax Secured Revenue Series A1	4.00	8-1-2041	3,000,000	2,757,579
Transportation revenue: 1.30%
Metropolitan Transportation Authority Series Aøø	5.00	11-15-2048	800,000	802,652
Metropolitan Transportation Authority Series C	5.00	11-15-2024	3,535,000	3,564,263
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund  | 25

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue(continued)
Metropolitan Transportation Authority Series G1F (U.S. SOFR+0.43%)±	3.99%	11-1-2026	$990,000	$979,639
Metropolitan Transportation Authority Series G3 (SIFMA Municipal Swap+0.43%)±	4.41	11-1-2031	20,000,000	19,726,524
				25,073,078
Utilities revenue: 0.50%
Long Island Power Authority Series Bøø	0.85	9-1-2050	3,000,000	2,793,847
Long Island Power Authority Series Bøø	1.50	9-1-2051	3,500,000	3,186,692
New York State Energy Research & Development Authority Electric & Gas Corp. Series C	4.00	4-1-2034	4,000,000	3,782,980
				9,763,519
Water & sewer revenue: 0.29%
New York City Municipal Water Finance Authority Water & Sewer System Series AA	4.00	6-15-2040	6,000,000	5,593,681
				180,816,513
North Carolina: 0.37%
Education revenue: 0.08%
North Carolina Capital Facilities Finance Agency Campbell University, Inc. Series A	5.00	10-1-2028	450,000	457,262
North Carolina Capital Facilities Finance Agency Campbell University, Inc. Series A	5.00	10-1-2029	550,000	559,568
North Carolina Capital Facilities Finance Agency Campbell University, Inc. Series A	5.00	10-1-2030	450,000	457,780
				1,474,610
Health revenue: 0.25%
Charlotte-Mecklenburg Hospital Authority Atrium Health Obligated Group Series Eøø	0.80	1-15-2048	2,000,000	1,824,235
North Carolina Medical Care Commission Friends Homes Obligated Group Series B1	2.55	9-1-2026	1,575,000	1,447,953
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	4.00	3-1-2029	275,000	252,638
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	4.00	3-1-2030	285,000	257,561
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	4.00	3-1-2031	290,000	258,902
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	4.00	3-1-2036	900,000	732,322
				4,773,611
Industrial development revenue: 0.04%
Columbus County Industrial Facilities & PCFA International Paper Co. Series Bøø	2.00	11-1-2033	850,000	830,360
				7,078,581
See accompanying notes to portfolio of investments
26 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
North Dakota: 0.83%
GO revenue: 0.66%
Cass County Joint Water Resource District Series A	0.48%	5-1-2024	$2,500,000	$2,418,097
McKenzie County Public School District No. 1 Series A	5.00	8-1-2025	960,000	973,739
McKenzie County Public School District No. 1 Series A	5.00	8-1-2026	1,115,000	1,142,315
McKenzie County Public School District No. 1 Series A	5.00	8-1-2027	1,170,000	1,211,049
McKenzie County Public School District No. 1 Series A	5.00	8-1-2028	1,225,000	1,279,141
McKenzie County Public School District No. 1 Series A	5.00	8-1-2029	1,290,000	1,340,363
McKenzie County Public School District No. 1 Series A	5.00	8-1-2030	1,355,000	1,407,652
McKenzie County Public School District No. 1 Series A	5.00	8-1-2031	1,420,000	1,476,188
McKenzie County Public School District No. 1 Series A	5.00	8-1-2032	1,490,000	1,549,623
				12,798,167
Health revenue: 0.17%
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2029	1,650,000	1,643,459
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2030	1,600,000	1,586,858
				3,230,317
				16,028,484
Ohio: 2.16%
Airport revenue: 0.12%
Port of Greater Cincinnati Development Authority øø	4.38	6-15-2056	2,340,000	2,228,442
Education revenue: 0.03%
Allen County Port Authority University of Northwestern Ohio Series A	4.00	12-1-2031	710,000	654,797
Health revenue: 0.27%
County of Hamilton UC Health Obligated Group	5.00	9-15-2027	615,000	613,122
County of Hamilton UC Health Obligated Group	5.00	9-15-2028	650,000	646,708
County of Montgomery Premier Health Partners Obligated Group Series A	5.00	11-15-2033	4,000,000	4,031,687
				5,291,517
Resource recovery revenue: 0.25%
Ohio Air Quality Development Authority American Electric Power Co. Inc Series C AMTøø	2.10	12-1-2027	4,930,000	4,761,303
Tax revenue: 0.33%
City of Akron Income Tax Revenue	4.00	12-1-2029	4,515,000	4,543,160
City of Akron Income Tax Revenue	4.00	12-1-2030	1,830,000	1,830,661
				6,373,821
Utilities revenue: 0.85%
American Municipal Power, Inc. Fremont Energy Center Revenue Series A	5.00	2-15-2031	1,700,000	1,795,485
Lancaster Port Authority Series A (Royal Bank of Canada LIQ)øø	5.00	8-1-2049	6,355,000	6,375,746
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund  | 27

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Ohio Air Quality Development Authority Ohio Valley Electric Corp. Series A	3.25%	9-1-2029	$7,000,000	$6,435,861
Ohio Air Quality Development Authority Ohio Valley Electric Corp. Series Cøø	1.50	2-1-2026	2,000,000	1,817,834
				16,424,926
Water & sewer revenue: 0.31%
City of Columbus Sewerage Revenue	5.00	6-1-2031	5,825,000	5,897,156
				41,631,962
Oklahoma: 0.80%
Education revenue: 0.24%
Oklahoma Development Finance Authority City University Obligated Group	5.00	8-1-2025	925,000	921,504
Oklahoma Development Finance Authority City University Obligated Group	5.00	8-1-2026	975,000	970,573
Oklahoma Development Finance Authority City University Obligated Group	5.00	8-1-2027	1,370,000	1,365,158
Oklahoma Development Finance Authority City University Obligated Group	5.00	8-1-2028	715,000	712,729
Oklahoma Development Finance Authority City University Obligated Group	5.00	8-1-2029	755,000	751,093
				4,721,057
Housing revenue: 0.35%
Carter County Public Facilities Authority Independent School District No. 19 Ardmore	5.00	9-1-2025	365,000	367,766
Carter County Public Facilities Authority Independent School District No. 77 Dickson	4.00	9-1-2025	350,000	350,379
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2028	2,500,000	2,380,729
Muskogee Industrial Trust Independent School District No. 20	5.00	9-1-2024	890,000	894,949
Muskogee Industrial Trust Independent School District No. 20	5.00	9-1-2025	855,000	860,858
Muskogee Industrial Trust Independent School District No. 20	5.00	9-1-2026	1,810,000	1,824,399
				6,679,080
Tax revenue: 0.21%
Tulsa Public Facilities Authority	4.00	10-1-2027	4,050,000	4,072,610
				15,472,747
Oregon: 0.87%
Airport revenue: 0.06%
Port of Portland Airport Revenue Series 28 AMT	5.00	7-1-2024	1,125,000	1,128,871
Health revenue: 0.81%
Hospital Facilities Authority of Multnomah County Oregon Adventist Health System/West Obligated Group øø	5.00	3-1-2040	9,500,000	9,536,813
Hospital Facilities Authority of Multnomah County Oregon Terwilliger Plaza, Inc. Obligated Group	0.95	6-1-2027	1,900,000	1,647,158
See accompanying notes to portfolio of investments
28 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Oregon State Facilities Authority Samaritan Health Services, Inc. Obligated Group Series A	5.00%	10-1-2025	$400,000	$402,239
Oregon State Facilities Authority Samaritan Health Services, Inc. Obligated Group Series A	5.00	10-1-2026	125,000	126,058
Oregon State Facilities Authority Samaritan Health Services, Inc. Obligated Group Series A	5.00	10-1-2027	300,000	303,563
Oregon State Facilities Authority Samaritan Health Services, Inc. Obligated Group Series A	5.00	10-1-2031	1,750,000	1,767,945
Yamhill County Hospital Authority Friendsview Manor Obligated Group Series A	5.00	11-15-2036	1,220,000	1,043,632
Yamhill County Hospital Authority Friendsview Manor Obligated Group Series B2	2.13	11-15-2027	1,000,000	932,303
				15,759,711
				16,888,582
Pennsylvania: 5.18%
Airport revenue: 0.50%
Allegheny County Airport Authority Series A AMT	5.00	1-1-2029	4,000,000	4,117,330
Allegheny County Airport Authority Series A AMT	5.00	1-1-2030	3,000,000	3,099,684
Allegheny County Airport Authority Series A AMT	5.00	1-1-2031	2,250,000	2,334,580
				9,551,594
Education revenue: 0.86%
Chester County IDA Avon Grove Charter School Series A	4.00	12-15-2027	1,260,000	1,200,384
Chester County IDA Collegium Charter School 144A	5.00	10-15-2032	2,805,000	2,737,296
General Authority of Southcentral Pennsylvania York College of Pennsylvania Series TT2	5.00	5-1-2029	245,000	255,020
General Authority of Southcentral Pennsylvania York College of Pennsylvania Series TT2	5.00	5-1-2030	395,000	413,546
General Authority of Southcentral Pennsylvania York College of Pennsylvania Series TT2	5.00	5-1-2031	485,000	510,642
Lehigh County General Purpose Authority Valley Academy Regional Charter School	4.00	6-1-2030	1,175,000	1,102,965
Pennsylvania Higher Education Assistance Agency Series A	5.00	6-1-2028	600,000	608,853
Pennsylvania Higher Education Assistance Agency Series A	5.00	6-1-2030	800,000	816,477
Philadelphia IDA Independence Charter School West	4.00	6-15-2029	300,000	278,633
Philadelphia IDA Mathematics Science & Technology Community Charter School Series A	4.50	8-1-2026	1,400,000	1,374,375
Philadelphia IDA Mathematics Science & Technology Community Charter School Series B	4.88	8-1-2026	920,000	919,338
Philadelphia IDA Tacony Academy Charter School 144A	5.00	6-15-2033	2,000,000	1,947,403
Philadelphia IDA Tacony Academy Charter School 144A	5.38	6-15-2038	500,000	477,223
Philadelphia IDA Thomas Jefferson University Obligated Group Series Bø	4.51	9-1-2050	4,000,000	4,000,000
				16,642,155
GO revenue: 0.71%
Armstrong School District Series A (BAM Insured)	5.00	3-15-2027	745,000	776,397
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund  | 29

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Armstrong School District Series A (BAM Insured)	5.00%	3-15-2029	$920,000	$980,923
Laurel Highlands School District (BAM Insured)	3.00	2-1-2030	675,000	623,447
Laurel Highlands School District (BAM Insured)	4.00	2-1-2027	980,000	978,671
Laurel Highlands School District (BAM Insured)	4.00	2-1-2029	1,150,000	1,150,200
Lower Moreland Township School District	4.00	11-1-2043	1,000,000	895,315
Penn Hills School District (BAM Insured)	5.00	11-15-2023	1,025,000	1,025,648
School District of Philadelphia Series A	5.00	9-1-2030	2,500,000	2,613,702
School District of Philadelphia Series A	5.00	9-1-2031	2,500,000	2,593,372
Scranton School District Series A	5.00	6-1-2024	750,000	752,985
Scranton School District Series B (NPFGC Insured)	5.00	6-1-2024	665,000	668,856
Scranton School District Series B (NPFGC Insured)	5.00	6-1-2025	710,000	721,175
				13,780,691
Health revenue: 0.72%
Berks County Municipal Authority Tower Health Obligated Group Series Bøø	5.00	2-1-2040	6,000,000	4,298,237
Bucks County IDA Grand View Hospital/Sellersville Obligated Group	5.00	7-1-2026	1,350,000	1,323,474
Bucks County IDA Grand View Hospital/Sellersville Obligated Group	5.00	7-1-2028	1,500,000	1,459,294
Bucks County IDA Grand View Hospital/Sellersville Obligated Group	5.00	7-1-2031	1,120,000	1,072,128
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2031	750,000	709,032
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2032	1,390,000	1,296,350
Lancaster IDA Landis Homes Obligated Group	4.00	7-1-2031	390,000	350,284
Lancaster IDA Landis Homes Obligated Group	4.00	7-1-2037	345,000	280,722
Pennsylvania EDFA Presbyterian Homes Obligated Group Series B-2	5.25	7-1-2046	1,000,000	958,927
Pennsylvania EDFA UPMC Obligated Group Series A	4.00	11-15-2042	1,000,000	880,350
Westmoreland County IDA Excela Health Obligated Group Series A	5.00	7-1-2027	1,200,000	1,211,690
				13,840,488
Housing revenue: 1.26%
East Hempfield Township IDA Student Services, Inc.	5.00	7-1-2025	555,000	562,000
Pennsylvania EDFA Commonwealth of Pennsylvania Department of Transportation AMT	5.00	6-30-2032	2,770,000	2,904,831
Pennsylvania Housing Finance Agency LIH Wilkes-Barre LP (Department of Housing and Urban Development Insured)øø	1.25	2-1-2025	7,000,000	6,915,056
Pennsylvania Housing Finance Agency Series 128A AMT	4.75	4-1-2033	810,000	802,430
Pennsylvania Housing Finance Agency Series 142-A	4.20	10-1-2035	4,475,000	4,323,518
Pennsylvania Housing Finance Agency Series 142-A	4.50	10-1-2038	5,800,000	5,680,582
Pennsylvania Housing Finance Agency Series 142-A	5.50	10-1-2053	3,000,000	3,084,217
				24,272,634
Miscellaneous revenue: 0.01%
Delaware Valley Regional Finance Authority Series C (Ambac Insured)	7.75	7-1-2027	125,000	142,207
See accompanying notes to portfolio of investments
30 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Resource recovery revenue: 0.68%
Pennsylvania EDFA Waste Management, Inc. Series A AMTøø	1.75%	8-1-2038	$13,500,000	$13,200,261
Tax revenue: 0.11%
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2029	500,000	505,557
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2030	500,000	504,562
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2031	550,000	554,523
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2032	600,000	604,971
				2,169,613
Transportation revenue: 0.18%
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2027	570,000	568,137
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2028	1,185,000	1,180,577
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2029	410,000	405,962
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2030	425,000	419,843
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2031	440,000	433,338
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2032	460,000	451,950
				3,459,807
Water & sewer revenue: 0.15%
Luzerne County IDA Pennsylvania-American Water Co. AMTøø	2.45	12-1-2039	3,250,000	2,815,733
				99,875,183
Rhode Island: 0.07%
GO revenue: 0.07%
City of Providence Series A	5.00	1-15-2024	400,000	400,599
City of Providence Series A	5.00	1-15-2025	450,000	454,615
City of Providence Series A	5.00	1-15-2026	450,000	458,213
				1,313,427
Housing revenue: 0.00%
Rhode Island Housing & Mortgage Finance Corp. Series 10-A	6.50	4-1-2027	15,000	15,022
				1,328,449
South Carolina: 0.20%
Education revenue: 0.01%
South Carolina Jobs-EDA York Preparatory Academy, Inc. Series A144A	5.75	11-1-2023	145,000	145,151
Miscellaneous revenue: 0.02%
County of Berkeley Nexton Improvement District	4.00	11-1-2030	370,000	339,645
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund  | 31

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Resource recovery revenue: 0.02%
South Carolina Jobs-EDA RePower South Berkeley LLC †	8.00%	12-6-2029	$260,000	$208,000
South Carolina Jobs-EDA RePower South Berkeley LLC Series A AMT144A♦‡†	5.25	2-1-2027	3,310,000	165,500
				373,500
Utilities revenue: 0.15%
South Carolina Public Service Authority Series A	5.00	12-1-2031	2,850,000	2,982,509
				3,840,805
South Dakota: 0.40%
Health revenue: 0.40%
South Dakota HEFA Avera Health Obligated Group Series Aøø	5.00	7-1-2033	7,675,000	7,692,267
Tennessee: 1.05%
Housing revenue: 0.41%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Richland Hills Housing Partners LP (Department of Housing and Urban Development Insured)øø	1.25	12-1-2024	8,000,000	7,957,933
Utilities revenue: 0.64%
Tennergy Corp. Series Aøø	4.00	12-1-2051	1,190,000	1,138,934
Tennergy Corp. Series Aøø	5.50	10-1-2053	8,010,000	8,135,408
Tennessee Energy Acquisition Corp. øø	4.00	11-1-2049	2,210,000	2,168,177
Tennessee Energy Acquisition Corp. Series B	5.63	9-1-2026	925,000	929,676
				12,372,195
				20,330,128
Texas: 8.15%
Airport revenue: 0.54%
City of El Paso Airport Revenue	5.00	8-15-2024	725,000	730,750
City of El Paso Airport Revenue	5.00	8-15-2027	835,000	873,868
City of El Paso Airport Revenue	5.00	8-15-2028	880,000	933,260
City of El Paso Airport Revenue	5.00	8-15-2029	920,000	983,379
City of El Paso Airport Revenue	5.00	8-15-2030	970,000	1,037,513
City of Houston Airport System Revenue United Airlines, Inc. Series A AMT	5.00	7-1-2027	1,750,000	1,740,121
Dallas Fort Worth International Airport Series B	5.00	11-1-2024	4,000,000	4,036,964
				10,335,855
Education revenue: 1.98%
Alamo Community College District øø	1.70	11-1-2042	320,000	309,789
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc. 144Aøø	4.50	6-15-2056	1,500,000	1,471,915
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc. Series A144Aøø	4.88	6-15-2056	2,195,000	2,174,362
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2029	300,000	298,443
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2030	305,000	302,029
See accompanying notes to portfolio of investments
32 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00%	2-15-2031	$315,000	$310,485
Arlington Higher Education Finance Corp. School of Excellence in Education Series A	4.00	2-15-2031	1,240,000	1,101,483
Arlington Higher Education Finance Corp. School of Excellence in Education Series A144A	5.00	2-15-2032	500,000	469,640
Arlington Higher Education Finance Corp. Wayside Schools Series A	4.00	8-15-2029	80,000	74,542
Arlington Higher Education Finance Corp. Wayside Schools Series A	4.00	8-15-2030	85,000	78,335
Arlington Higher Education Finance Corp. Wayside Schools Series A	4.00	8-15-2031	80,000	72,846
Arlington Higher Education Finance Corp. Wayside Schools Series A	5.00	8-15-2024	195,000	194,075
Arlington Higher Education Finance Corp. Wayside Schools Series A	5.00	8-15-2025	205,000	203,120
Arlington Higher Education Finance Corp. Wayside Schools Series A	5.00	8-15-2026	200,000	197,888
Arlington Higher Education Finance Corp. Wayside Schools Series A	5.00	8-15-2027	205,000	203,144
Arlington Higher Education Finance Corp. Wayside Schools Series A	5.00	8-15-2028	75,000	74,231
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2029	315,000	321,353
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2030	385,000	393,353
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2031	435,000	444,654
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2032	515,000	527,177
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series A	4.63	8-15-2025	3,680,000	3,611,279
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series A	6.00	3-1-2029	2,126,000	2,130,209
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series D	5.00	8-15-2025	6,565,000	6,462,409
Clifton Higher Education Finance Corp. Uplift Education Series A	4.00	12-1-2025	1,500,000	1,463,732
Clifton Higher Education Finance Corp. Valor Texas Education Foundation Series A144A	5.50	6-15-2033	5,000,000	4,933,121
Hale Center Education Facilities Corp. Wayland Baptist University	5.00	3-1-2028	1,635,000	1,647,989
Hale Center Education Facilities Corp. Wayland Baptist University	5.00	3-1-2029	1,015,000	1,023,649
Hale Center Education Facilities Corp. Wayland Baptist University	5.00	3-1-2030	2,040,000	2,053,785
New Hope Cultural Education Facilities Finance Corp. Cumberland Academy, Inc. Series A144A	4.00	8-15-2030	1,670,000	1,500,744
Newark Higher Education Finance Corp. A+ Charter Schools, Inc. Series A144A	4.63	8-15-2025	500,000	496,124
Odessa Junior College District (AGM Insured)	4.00	7-1-2029	650,000	656,236
Odessa Junior College District (AGM Insured)	4.00	7-1-2030	870,000	879,388
Odessa Junior College District (AGM Insured)	4.00	7-1-2031	220,000	222,790
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund  | 33

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Odessa Junior College District (AGM Insured)	4.00%	7-1-2032	$460,000	$462,936
Odessa Junior College District (AGM Insured)	4.00	7-1-2033	710,000	712,050
Odessa Junior College District (AGM Insured)	4.00	7-1-2034	500,000	500,806
Odessa Junior College District (AGM Insured)	4.00	7-1-2035	290,000	289,892
				38,270,003
GO revenue: 1.50%
Brazosport Independent School District Series A	4.00	2-15-2029	2,355,000	2,363,964
City of Houston Series A	4.00	3-1-2044	2,500,000	2,219,778
City of Lewisville	4.00	2-15-2041	2,975,000	2,682,588
Cypress-Fairbanks Independent School District Series B1øø	0.28	2-15-2040	2,735,000	2,639,886
Fort Bend Independent School District Series Bøø	0.72	8-1-2051	1,265,000	1,098,651
Fort Bend Independent School District Series Bøø	3.65	8-1-2052	7,000,000	6,958,552
Grapevine-Colleyville Independent School District	5.00	8-15-2034	2,890,000	2,935,507
Grapevine-Colleyville Independent School District	5.00	8-15-2035	1,600,000	1,622,319
Leander Independent School District Series C CAB¤	0.00	8-15-2035	2,975,000	1,656,224
Northwest Independent School District	5.00	2-15-2032	1,750,000	1,774,068
State of Texas	5.00	4-1-2027	3,010,000	3,024,379
				28,975,916
Health revenue: 0.27%
Harris County Cultural Education Facilities Finance Corp. Texas Medical Center Obligated Group Series Aøø	0.90	5-15-2050	1,500,000	1,406,020
New Hope Cultural Education Facilities Finance Corp. Children’s Health System of Texas Obligated Group Series A	5.00	8-15-2026	2,000,000	2,058,621
New Hope Cultural Education Facilities Finance Corp. Presbyterian Village North Obligated Group	5.00	10-1-2023	1,570,000	1,570,000
Tarrant County Cultural Education Facilities Finance Corp. MRC Senior Living Fort Worth Obligated Group Series B2	3.00	11-15-2026	100,000	94,649
				5,129,290
Housing revenue: 0.28%
County of Wise Weatherford College of the Parker County Junior College District	5.00	8-15-2025	505,000	514,064
County of Wise Weatherford College of the Parker County Junior College District	5.00	8-15-2028	1,630,000	1,684,602
County of Wise Weatherford College of the Parker County Junior College District	5.00	8-15-2031	680,000	707,306
County of Wise Weatherford College of the Parker County Junior College District	5.00	8-15-2034	980,000	1,004,276
New Hope Cultural Education Facilities Finance Corp. CHF- Collegiate Housing Stephenville III LLC Series A	5.00	4-1-2025	480,000	486,963
Travis County Housing Finance Corp. Austin Gateway Apartments LP øø	4.13	6-1-2045	1,000,000	963,206
				5,360,417
Industrial development revenue: 0.56%
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC AMT144Aøø	10.00	6-1-2042	3,000,000	2,821,779
See accompanying notes to portfolio of investments
34 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue(continued)
Harris County Industrial Development Corp. Energy Transfer øø	4.05%	11-1-2050	$6,000,000	$5,712,289
Port Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	2.50	1-1-2030	800,000	645,001
Port Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	2.63	1-1-2031	800,000	629,043
Port Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	2.75	1-1-2036	1,500,000	1,025,964
				10,834,076
Miscellaneous revenue: 0.15%
Lower Colorado River Authority LCRA Transmission Services Corp.	5.00	5-15-2028	1,845,000	1,852,890
Lower Colorado River Authority LCRA Transmission Services Corp. Series A (AGM Insured)	4.00	5-15-2043	1,250,000	1,096,796
				2,949,686
Resource recovery revenue: 0.25%
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC AMT144A	12.00	6-1-2043	5,000,000	4,855,447
Transportation revenue: 0.80%
Central Texas Regional Mobility Authority Series F BAN	5.00	1-1-2025	2,000,000	2,009,011
County of Harris Toll Road Revenue Series B	5.00	8-15-2026	1,280,000	1,299,834
Tender Option Bond Trust Receipts/Certificates Series 2015- XF0228 (Toronto-Dominion Bank LIQ)144Aø	4.13	11-1-2044	7,000,000	7,000,000
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	5.00	12-31-2030	1,000,000	1,039,160
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	5.00	12-31-2032	1,000,000	1,038,389
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	5.00	12-31-2033	3,000,000	3,113,461
				15,499,855
Utilities revenue: 0.42%
City of San Antonio Electric & Gas Systems Revenue øø	1.75	2-1-2049	4,250,000	3,983,940
Lower Colorado River Authority (AGM Insured)	5.00	5-15-2029	1,745,000	1,858,089
Lower Colorado River Authority (AGM Insured)	5.00	5-15-2030	990,000	1,062,129
Texas Municipal Gas Acquisition & Supply Corp. III	5.00	12-15-2024	1,100,000	1,099,004
				8,003,162
Water & sewer revenue: 1.40%
City of Dallas Waterworks & Sewer System Revenue Series A	5.00	10-1-2029	16,225,000	16,672,192
City of Fort Worth Water & Sewer System Revenue	4.13	2-15-2046	3,000,000	2,712,777
City of Garland Water & Sewer System Revenue	4.00	3-1-2041	2,255,000	2,019,160
City of Garland Water & Sewer System Revenue	4.00	3-1-2042	1,185,000	1,048,312
Texas Water Development Board State Water Implementation Revenue Fund for Texas	4.00	10-15-2045	5,000,000	4,498,710
				26,951,151
				157,164,858
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund  | 35

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utah: 0.54%
Airport revenue: 0.20%
City of Salt Lake City Airport Revenue Series A AMT	5.00%	7-1-2029	$1,000,000	$1,026,169
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2031	2,705,000	2,769,136
				3,795,305
Education revenue: 0.06%
Utah Charter School Finance Authority Freedom Academy Foundation Series A144A	3.25	6-15-2031	540,000	466,071
Utah Charter School Finance Authority Ronald Wilson Reagan Academy Series A144A	3.50	2-15-2026	655,000	628,366
				1,094,437
Health revenue: 0.07%
County of Utah Intermountain Healthcare Obligated Group Series A	4.00	5-15-2043	1,635,000	1,474,905
Miscellaneous revenue: 0.21%
Mida Mountain Village Public Infrastructure District Mountain Village Assessment Area No. 2 144A	4.00	8-1-2024	1,000,000	988,947
Mida Mountain Village Public Infrastructure District Mountain Village Assessment Area No. 2 144A	4.00	8-1-2026	1,000,000	962,303
Mida Mountain Village Public Infrastructure District Mountain Village Assessment Area No. 2 144A	4.00	8-1-2028	1,000,000	938,595
Mida Mountain Village Public Infrastructure District Mountain Village Assessment Area No. 2 144A	4.00	8-1-2029	580,000	537,512
Mida Mountain Village Public Infrastructure District Mountain Village Assessment Area No. 2 144A	4.00	8-1-2030	680,000	621,682
				4,049,039
				10,413,686
Vermont: 0.07%
Housing revenue: 0.07%
Vermont Housing Finance Agency Series A (GNMA / FNMA / FHLMC Insured)	3.75	11-1-2050	1,365,000	1,325,183
Virginia: 1.90%
Education revenue: 0.05%
Virginia College Building Authority Regent University	5.00	6-1-2029	330,000	335,330
Virginia College Building Authority Regent University	5.00	6-1-2030	350,000	356,005
Virginia College Building Authority Regent University	5.00	6-1-2031	300,000	305,358
				996,693
GO revenue: 0.12%
County of Arlington Series A	4.00	8-1-2040	2,500,000	2,337,529
Health revenue: 0.02%
Roanoke EDA Richfield Living Obligated Group Series 2020†	4.30	9-1-2030	770,000	462,000
Housing revenue: 0.41%
Virginia Public Building Authority Series A	4.00	8-1-2034	8,040,000	7,833,697
See accompanying notes to portfolio of investments
36 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.76%
Toll Road Investors Partnership II LP Toll Road Investors Partnership II LP Series 1999-B (NPFGC Insured)144A¤	0.00%	2-15-2029	$10,000,000	$6,704,590
Virginia Small Business Financing Authority 95 Express Lanes LLC AMT	5.00	1-1-2032	3,225,000	3,366,539
Virginia Small Business Financing Authority 95 Express Lanes LLC AMT	5.00	7-1-2032	2,800,000	2,922,744
Virginia Small Business Financing Authority Elizabeth River Crossings OpCo. LLC AMT	4.00	7-1-2029	1,750,000	1,668,359
				14,662,232
Utilities revenue: 0.54%
Louisa IDA Virginia Electric & Power Co. Series Cøø	1.65	11-1-2035	2,000,000	1,951,207
Wise County IDA Virginia Electric & Power Co. Series Aøø	0.75	10-1-2040	5,000,000	4,566,552
York County EDA Virginia Electric & Power Co. Series Aøø	3.65	5-1-2033	4,000,000	3,872,609
				10,390,368
				36,682,519
Washington: 2.41%
Airport revenue: 0.11%
Port of Seattle Series A AMT	5.00	5-1-2036	2,030,000	2,060,886
GO revenue: 0.12%
State of Washington	5.00	6-1-2029	1,000,000	1,076,344
State of Washington	5.00	6-1-2030	1,150,000	1,249,090
				2,325,434
Health revenue: 1.20%
Skagit County Public Hospital District No. 1	5.00	12-1-2029	3,975,000	3,934,416
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series B-2 (SIFMA Municipal Swap+1.40%)±	5.38	1-1-2035	11,000,000	11,003,061
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series B3øø	5.00	8-1-2049	3,000,000	3,038,813
Washington Health Care Facilities Authority Providence St. Joseph Health Obligated Group Series D	5.00	10-1-2038	3,000,000	2,934,113
Washington Health Care Facilities Authority Providence St. Joseph Health Obligated Group Series D	5.00	10-1-2041	1,000,000	966,268
Washington State Housing Finance Commission eliseo Obligated Group Series B-2144A	2.13	7-1-2027	1,500,000	1,338,692
				23,215,363
Housing revenue: 0.72%
King County Housing Authority	2.00	10-1-2033	600,000	474,302
King County Housing Authority	2.13	10-1-2036	2,000,000	1,453,823
King County Housing Authority	4.00	10-1-2029	225,000	221,654
King County Housing Authority	4.00	10-1-2030	200,000	194,603
King County Housing Authority	4.00	10-1-2031	290,000	277,549
Seattle Housing Authority Northgate Plaza Project	1.00	6-1-2026	2,000,000	1,808,031
Snohomish County Housing Authority	5.00	4-1-2027	1,130,000	1,163,095
Snohomish County Housing Authority	5.00	4-1-2028	1,610,000	1,672,123
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund  | 37

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Snohomish County Housing Authority	5.00%	4-1-2029	$1,690,000	$1,765,912
Washington State Housing Finance Commission Downtowner Apartments Project (FHLMC LIQ)	3.70	7-1-2030	5,000,000	4,790,005
				13,821,097
Tax revenue: 0.10%
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Revenue Series S-1	5.00	11-1-2036	1,000,000	1,023,857
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Revenue Series S-1	5.00	11-1-2050	810,000	829,325
				1,853,182
Utilities revenue: 0.16%
City of Seattle Municipal Light & Power Revenue Series B (SIFMA Municipal Swap+0.25%)±	4.23	5-1-2045	3,250,000	3,186,705
				46,462,667
West Virginia: 0.57%
Education revenue: 0.06%
West Virginia University Series Bøø	5.00	10-1-2041	1,000,000	1,047,847
Tax revenue: 0.22%
County of Monongalia Building Commission Development District No. 4 Series A144A	5.00	6-1-2033	500,000	497,318
County of Monongalia Building Commission Development District No. 4 Series A144A	5.75	6-1-2043	1,000,000	1,010,320
Monongalia County Commission Excise Tax District Series A144A	4.13	6-1-2043	855,000	722,047
Monongalia County Commission Excise Tax District Series A144A	4.50	6-1-2027	2,090,000	2,073,893
				4,303,578
Utilities revenue: 0.25%
West Virginia EDA Wheeling Power Co. Series 2013-A AMTøø	3.00	6-1-2037	5,245,000	4,822,087
Water & sewer revenue: 0.04%
City of Parkersburg Combined Waterworks & Sewerage System Revenue Series A (BAM Insured)	3.00	8-1-2024	400,000	395,022
City of Parkersburg Combined Waterworks & Sewerage System Revenue Series A (BAM Insured)	3.00	8-1-2025	400,000	389,416
				784,438
				10,957,950
Wisconsin: 1.78%
Education revenue: 0.34%
PFA Corvian Community School, Inc. Series A144A	4.00	6-15-2029	810,000	742,245
PFA Corvian Community School, Inc. Series A144A	4.25	6-15-2029	765,000	710,193
PFA Estancia Valley Classical Academy Series A144A	4.00	7-1-2031	1,150,000	1,006,495
PFA Foundation of The University of North Carolina at Charlotte, Inc. Series A144A	4.00	9-1-2036	1,000,000	834,093
PFA Nevada Charter Academies Series A144A	4.00	7-15-2029	575,000	536,513
See accompanying notes to portfolio of investments
38 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
PFA Pine Lake Preparatory, Inc. 144A	4.35%	3-1-2025	$770,000	$757,218
PFA Roseman University of Health Sciences144A	4.00	4-1-2032	865,000	798,043
PFA Triad Educational Services, Inc.	4.25	6-15-2027	480,000	461,425
PFA Triad Educational Services, Inc.	5.00	6-15-2032	725,000	708,940
				6,555,165
GO revenue: 0.58%
Eau Claire Area School District	5.00	4-1-2024	1,000,000	1,005,216
Milwaukee Metropolitan Sewerage District Series A	4.00	10-1-2043	8,000,000	7,230,878
State of Wisconsin Series 2	5.00	11-1-2029	3,000,000	3,079,765
				11,315,859
Health revenue: 0.32%
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2029	175,000	179,401
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2030	175,000	180,019
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2031	275,000	283,838
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2032	350,000	356,664
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2033	550,000	560,383
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2034	570,000	582,894
PFA Washoe Barton Medical Clinic Series A	4.00	12-1-2031	700,000	634,259
Wisconsin HEFA Beloit Health System Obligated Group	5.00	7-1-2027	1,145,000	1,171,934
Wisconsin HEFA Beloit Health System Obligated Group	5.00	7-1-2028	600,000	619,423
Wisconsin HEFA St. Camillus Health System Obligated Group Series A	5.00	11-1-2027	375,000	357,558
Wisconsin HEFA St. Camillus Health System Obligated Group Series A	5.00	11-1-2028	470,000	442,605
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group	4.00	9-15-2029	895,000	834,962
				6,203,940
Industrial development revenue: 0.32%
PFA Customer Facility Charge-SA LLC Series A	3.75	2-1-2032	850,000	755,840
PFA Customer Facility Charge-SA LLC Series B144A	5.50	2-1-2042	5,950,000	5,422,118
				6,177,958
Miscellaneous revenue: 0.14%
Wisconsin Center District Series C CAB (AGM Insured)¤	0.00	12-15-2029	1,050,000	805,353
Wisconsin Center District Series C CAB (AGM Insured)¤	0.00	12-15-2031	1,350,000	942,564
Wisconsin Center District Series D CAB (AGM Insured)¤	0.00	12-15-2028	260,000	208,756
Wisconsin Center District Series D CAB (AGM Insured)¤	0.00	12-15-2029	390,000	299,131
Wisconsin Center District Series D CAB (AGM Insured)¤	0.00	12-15-2030	550,000	402,680
				2,658,484
Water & sewer revenue: 0.08%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio Series 1	5.00	6-1-2026	1,525,000	1,533,942
				34,445,348
Total municipal obligations (Cost $2,034,863,279)				1,907,578,030
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund  | 39

Portfolio of investments—September 30, 2023 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.07%
Investment companies: 0.07%
Allspring Municipal Cash Management Money Market Fund Institutional Class♠∞##		4.28%	1,358,424	$1,358,695
Total short-term investments (Cost $1,358,695)				1,358,695
Total investments in securities (Cost $2,039,221,974)	99.10%			1,911,936,725
Other assets and liabilities, net	0.90			17,288,808
Total net assets	100.00%			$1,929,225,533

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
##	All or a portion of this security is segregated as collateral for when-issued securities.
%%	The security is purchased on a when-issued basis.
†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
‡	Security is valued using significant unobservable inputs.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

See accompanying notes to portfolio of investments
40 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CAB	Capital appreciation bond
CDA	Community Development Authority
COP	Certificate of participation
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
RDA	Redevelopment Authority
SBLF	Small Business Lending Fund
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
TTFA	Transportation Trust Fund Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$4,073,103	$105,515,380	$(108,229,788)	$11	$(11)	$1,358,695	1,358,424	$128,899
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Ultra 10-Year U.S. Treasury Notes	190	12-19-2023	$21,863,682	$21,196,875	$0	$(666,807)
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund  | 41

Notes to portfolio of investments—September 30, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
42 | Allspring Strategic Municipal Bond Fund

Notes to portfolio of investments—September 30, 2023 (unaudited)
 The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed-end fund obligations	$0	$3,000,000	$0	$3,000,000
Municipal obligations	0	1,907,412,530	165,500	1,907,578,030
Short-term investments
Investment companies	1,358,695	0	0	1,358,695
Total assets	$1,358,695	$1,910,412,530	$165,500	$1,911,936,725
Liabilities
Futures contracts	$666,807	$0	$0	$666,807
Total liabilities	$666,807	$0	$0	$666,807
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of September 30, 2023, $535,000 was segregated as cash collateral for these open futures contracts.
For the three months ended September 30, 2023, the Fund did not have any transfers into/out of Level 3.
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